As filed with the U.S. Securities and Exchange Commission on November 19, 2008

File No. 333-111986
File No. 811-21475

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _____	☐

Post-Effective Amendment No. 26	☒

And/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 26	☒

TAMARACK FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

100 South Fifth Street, Suite 2300
Minneapolis, MN 55402
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (612) 371-7611

Lee Greenhalgh, Esq.
RBC Plaza
60 South Sixth Street
Minneapolis, MN 55402
(612) 313-1341
(Name and Address of Agent for Service)

with a copy to:

Jon S. Rand, Esquire
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036-6797
(212) 698-3634

It is proposed that the filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on November 21, 2008 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

MONEY MARKET FUNDS
PROSPECTUS

November 21, 2008

Institutional Class 1,
Institutional Class 2,
Select Class,
Reserve Class, and
Investor Class

Tamarack Prime
Money Market Fund

Tamarack U.S. Government
Money Market Fund

Tamarack Tax-Free
Money Market Fund

Investment Advisor:
Voyageur Asset Management Inc.
100 South Fifth Street, Suite 2300
Minneapolis, Minnesota 55402-1240

Questions?
Call 1-800-422-2766 or your investment representative.

For clients of RBC Wealth Management, call 1-866-763-3728 or your investment representative.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Risk/Return Summary and Fund Expenses

This prospectus describes the money market funds (the “Funds” or each a “Fund”) offered by the Tamarack Funds Trust. Carefully review this important section, which summarizes the Funds’ investments, risks, past performance, and fees.

	1-9	Investment Objectives, Principal Investment Strategies, Principal Risks and Performance Information
	1	Prime Money Market Fund
	4	U.S. Government Money Market Fund
	7	Tax-Free Money Market Fund
	10	Fees and Expenses

Fund Management

Review this section for details on the organizations who oversee the Funds. The Funds are managed by Voyageur Asset Management Inc. (“Voyageur” or the “Advisor”).	14	Investment Advisor
	15	Other Service Providers

Shareholder Information

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	16	Pricing of Fund Shares
	17	Purchasing and Selling Your Shares
	24	Selling Shares-Institutional Class 1 and Institutional Class 2
	27	No Exchange Privilege – Institutional Class 1 and Institutional Class 2 – Except Institutional Class 1 of Prime Money Market Fund
	27	Exchanging Your Shares – Institutional Class 1 of Prime Money Market Fund
	27	Exchanging Your Shares – Select Class, Reserve Class, Investor Class
	28	Additional Shareholder Services
	28	Market Timing and Excessive Trading
	29	Disclosure of Portfolio Holdings
	29	Dividends, Distributions and Taxes
	30	Organizational Structure
	30	Participation in the U.S. Department of Treasury’s Guarantee Program

Financial Highlights

30

Privacy Policy

34

Back Cover

Where to Learn More About the Fund

Risk/Return Summary and Fund Expenses

Prime Money Market Fund

Investment Objective. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

Principal Investment Strategies. Prime Money Market Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit, taxable municipal obligations, asset-backed securities and repurchase agreements.

Money Market Fund. The Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Tamarack Funds’ Board of Trustees (“Board of Trustees”). These standards are in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which imposes strict portfolio quality, maturity and diversification standards on money market funds.

Credit Quality. The Fund invests only in eligible securities as defined by Rule 2a-7. Eligible securities generally must have received one of the two highest short-term ratings from at least two rating organizations (such as Standard & Poor’s Corporation, Moody’s Investors Service, Inc. or Fitch Investors Service, Inc.) or by one if only one rating organization has rated the security. If unrated, a security must be determined by Voyageur to be of comparable quality.

Maturity. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 90 days or less.

Diversification. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

A full discussion of all permissible investments can be found in the Money Market Funds’ Statement of Additional Information (“SAI”).

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced program. There is no guarantee that the Fund will meet its goal. An investment in the Fund involves the following risks:

Interest rate risk. As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield will also be low.

Issuer/credit risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Active management risk. The Fund is subject to the risk that Voyageur’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Counterparty Risk. A Fund also is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to a Fund’s transactions or of any service provider to a Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

2

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Prime Money Market Fund by showing its performance from year to year and its average annual returns for several prior periods. Both the chart and table assume reinvestment of all dividends and distributions. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund’s current seven-day yield, call the Fund at 1-866-763-3728.

Performance Bar Chart*

Prime Money Market Fund – Institutional Class 1
Year-by-Year Total Returns as of 12/31/07

During the periods shown in the chart for Prime Money Market Fund	Quarter,	Year	Returns
Best quarter:	Q4,	2000	1.52%
Worst quarter:	Q2,	2004	0.10%
Year to Date Return as of September 30, 2008:			1.88%

Performance Table

Average Annual Total Returns (for the periods ended December 31, 2007)*

	Past Year	Past 5 Years	Past 10 Years
Institutional Class 1	4.65%	2.53%	3.28%
Institutional Class 2**	4.65%	2.53%	3.28%
Select**	4.65%	2.53%	3.28%
Reserve**	4.65%	2.53%	3.28%
Investor**	4.65%	2.53%	3.28%

* The performance in the bar chart and table reflects the performance of Great Hall® Prime Money Market Fund prior to April 19, 2004 and Tamarack Prime Money Market Fund from April 19, 2004 to November 21, 2008, each a predecessor to Institutional Class 1 of Prime Money Market Fund.

** The inception date for Institutional Class 2, Select Class, Reserve Class, and Investor Class is November 21, 2008. All performance shown for these classes of shares prior to their inception date is based on the performance, fees and expenses of Institutional Class 1 shares of the Fund, and its predecessors and has not been adjusted to reflect the fees and expenses of Institutional Class 2, Select Class, Reserve Class, and Investor Class shares.

3

Risk/Return Summary and Fund Expenses

U.S. Government Money Market Fund

Investment Objective. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

Principal Investment Strategies. U.S. Government Money Market Fund invests only in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in repurchase agreements secured by such obligations. In normal market conditions, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, must be invested in U.S. Government securities and in repurchase agreements secured by them. However, Voyageur will attempt to keep substantially all of the Fund’s assets invested in these instruments. The Fund will provide notice to shareholders at least 60 days prior to making a change to its 80% investment policy.

Money Market Fund. The Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Trustees. These standards are in accordance with Rule 2a-7 under the Investment Company Act, which imposes strict portfolio quality, maturity and diversification standards on money market funds.

Credit Quality. The Fund invests only in eligible securities as defined by Rule 2a-7. Eligible securities generally must have received one of the two highest short-term ratings from at least two rating organizations (such as Standard & Poor’s Corporation, Moody’s Investors Service, Inc. or Fitch Investors Service, Inc.) or by one if only one rating organization has rated the security. If unrated, a security must be determined by Voyageur to be of comparable quality.

Maturity. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 90 days or less.

Diversification. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

Government Obligations. Government obligations in which the Fund may invest are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. Some Government obligations, such as U.S. Treasury bills, notes and bonds and mortgage-backed certificates issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury. Other Government obligations, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the U.S. Treasury, subject to certain limits. Still other Government obligations, such as obligations of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Tennessee Valley Authority are backed only by the credit of the agency or instrumentality issuing the obligations and, in certain instances, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Some Government obligations, such as obligations of the Federal Farm Credit Banks, are backed only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations which are not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate payment. In none of these cases, however, does the U.S. Government guarantee the value or yield of the Government obligations themselves or the net asset value of the Fund’s shares.

4

A full discussion of all permissible investments can be found in the Money Market Funds’ SAI.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. An investment in the Fund involves the following risks:

Interest rate risk. As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield will also be low.

Issuer/credit risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Active management risk. The Fund is subject to the risk that Voyageur’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Counterparty Risk. A Fund also is subject to the risk of the failure of any exchanges on which its positions trade, of their clearinghouses, of any counterparty to a Fund’s transactions or of any service provider to a Fund (such as a Fund’s “prime broker”). In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

5

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the U.S. Government Money Market Fund by showing its performance from year to year and its average annual returns for several prior periods. Both the chart and table assume reinvestment of all dividends and distributions. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund’s current seven-day yield, call the Fund at 1-866-763-3728.

Performance Bar Chart*

U.S. Government Money Market Fund – Institutional Class 1
Year-by-Year Total Returns as of 12/31/07

During the periods shown in the chart for U.S. Government Money Market Fund	Quarter,	Year	Returns
Best quarter:	Q4,	2000	1.51%
Worst quarter:	Q2,	2004	0.09%
Year to Date Return as of September 30, 2008:			1.65%

Performance Table

Average Annual Total Returns (for the periods ended December 31, 2007)*

	Past Year	Past 5 Years	Past 10 Years
Institutional Class 1	4.49%	2.44%	3.21%
Institutional Class 2**	4.49%	2.44%	3.21%
Select**	4.49%	2.44%	3.21%
Reserve**	4.49%	2.44%	3.21%
Investor**	4.49%	2.44%	3.21%

* The performance in the bar chart and table reflects the performance of Great Hall® U.S. Government Money Market Fund prior to April 19, 2004 and Tamarack U.S. Government Money Market Fund from April 19, 2004 to November 21, 2008, each a predecessor to Institutional Class 1 of U.S. Government Money Market Fund.

** The inception date for Institutional Class 2, Select Class, Reserve Class, and Investor Class is November 21, 2008. All performance shown for these classes of shares prior to their inception date is based on the performance, fees and expense of Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of Institutional Class 2, Select Class, Reserve Class, and Investor Class shares.

6

Risk/Return Summary and Fund Expenses

Tax-Free Money Market Fund

Investment Objective. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

Principal Investment Strategies. Tax-Free Money Market Fund invests in high quality debt obligations that pay interest that is exempt from federal income taxes including alternative minimum tax. In normal market conditions, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, must be invested in tax-exempt securities. The Fund may also invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. However, the Fund normally will invest substantially all of its assets in tax-exempt securities.

Money Market Fund. The Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Trustees. These standards are in accordance with Rule 2a-7 under the Investment Company Act, which imposes strict portfolio quality, maturity and diversification standards on money market funds.

Credit Quality. The Fund invests only in eligible securities as defined by Rule 2a-7. Eligible securities generally must have received one of the two highest short-term ratings from at least two rating organizations (such as Standard & Poor’s Corporation, Moody’s Investors Service, Inc. or Fitch Investors Service, Inc.) or by one if only one rating organization has rated the security. If unrated, a security must be determined by Voyageur to be of comparable quality.

Maturity. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 90 days or less.

Diversification. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

A full discussion of all permissible investments can be found in the Money Market Funds’ SAI.

7

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. An investment in the Fund involves the following risks:

Interest rate risk. As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield will also be low.

Issuer/credit risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Active management risk. The Fund is subject to the risk that Voyageur’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Counterparty Risk. A Fund also is subject to the risk of the failure of any exchanges on which its positions trade, of their clearinghouses, of any counterparty to a Fund’s transactions or of any service provider to a Fund (such as a Fund’s “prime broker”). In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

8

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Tax-Free Money Market Fund by showing its performance from year to year and its average annual returns for several prior periods. Both the chart and table assume reinvestment of all dividends and distributions. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund’s current seven-day yield, call the Fund at 1-866-763-3728.

Performance Bar Chart*

Tax-Free Money Market Fund — Institutional Class 1
Year-by-Year Total Returns as of 12/31/07

During the periods shown in the chart for Tax-Free Money Market Fund	Quarter ended	Returns
Best quarter:	Q4, 2000	0.92%
Worst quarter:	Q3, 2003	0.07%
Year to Date Return as of September 30, 2008:		1.23%

Performance Table

Average Annual Total Returns (for the period ended December 31, 2007)*

	Past Year	Past 5 Years	Past 10 Years
Institutional Class 1	2.98%	1.68%	2.05%
Institutional Class 2**	2.98%	1.68%	2.05%
Select**	2.98%	1.68%	2.05%
Reserve**	2.98%	1.68%	2.05%
Investor**	2.98%	1.68%	2.05%

* The performance in the bar chart and table reflects the performance of Great Hall® Tax-Free Money Market Fund prior to April 19, 2004 and Tamarack Tax-Free Money Market Fund from April 19, 2004 to November 21, 2008, each a predecessor to Institutional Class 1 of Tax-Free Money Market Fund.

** The inception date for Institutional Class 2, Select Class, Reserve Class, and Investor Class is November 21, 2008. All performance shown for these classes of shares prior to their inception date is based on the performance, fees and expenses of Institutional Class 1 shares of the Fund, and its predecessors and has not been adjusted to reflect the fees and expenses of Institutional Class 2, Select Class, Reserve Class, and Investor Class shares.

9

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Tamarack Money Market Funds.

Prime Money Market Fund

	Institutional Class 1	Institutional Class 2	Select	Reserve	Investor

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) on purchases	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from fund assets)
Management fee	0.10%	0.10%	0.10%	0.10%	0.10%
Servicing fee[1]	0.05%	—	—	—	—
Distribution and servicing fee (12b-1)[2]	—	0.15%	0.80%	0.90%	1.00%
Other expenses[3]	0.04%	0.04%	0.04%	0.04%	0.04%

Total Annual Fund Operating Expenses	0.19%	0.29%	0.94%	1.04%	1.14%

Contractual fee waiver/expense reimbursement	—	—	(0.14%)	(0.14%)	(0.09%)

Net annual fund operating expenses[4]	0.19%	0.29%	0.80%	0.90%	1.05%

U.S. Government Money Market Fund

	Institutional Class 1	Institutional Class 2	Select	Reserve	Investor

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) on purchases	None	None	None	None	None

Maximum deferred sales charge (load)	None	None	None	None	None

Annual Fund Operating Expenses (expenses deducted from fund assets)

Management fee	0.10%	0.10%	0.10%	0.10%	0.10%

Servicing fee[1]	0.05%	—	—	—	—

Distribution and servicing fee (12b-1)[2]	—	0.15%	0.80%	0.90%	1.00%

Other expenses[3]	0.05%	0.05%	0.05%	0.05%	0.05%

Total Annual Fund Operating Expenses	0.20%	0.30%	0.95%	1.05%	1.15%

Contractual fee waiver/expense reimbursement	—	—	(0.18%)	(0.20%)	(0.15%)

Net annual fund operating expenses[4]	0.20%	0.30%	0.77%	0.85%	1.00%

10

Tax-Free Money Market Fund

	Institutional Class 1	Institutional Class 2	Select	Reserve	Investor

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) on purchases	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from fund assets)
Management fee	0.10%	0.10%	0.10%	0.10%	0.10%
Servicing fee[1]	0.05%	—	—	—	—
Distribution and servicing fee (12b-1)[2]	—	0.15%	0.80%	0.90%	1.00%
Other expenses[3]	0.04%	0.04%	0.04%	0.04%	0.04%

Total Annual Fund Operating Expenses	0.19%	0.29%	0.94%	1.04%	1.14%

Contractual fee waiver/expense reimbursement	—	—	(0.24%)	(0.19%)	(0.14%)

Net annual fund operating expenses[4]	0.19%	0.29%	0.70%	0.85%	1.00%

1. The shareholder services administration fee is used to compensate financial intermediaries or Tamarack Distributors Inc. (“TDI” or the “Distributor”), an affiliate of the Advisor, for providing services to shareholders and maintaining shareholder accounts; this fee is not paid pursuant to Rule 12b-1.

2. The Shareholder Account and Distribution Services fee is used to compensate TDI, for providing services to shareholders and maintaining shareholder accounts. Up to 0.25% of the fee may be designated as a service fee.

[3] “Other expenses” are based on estimated amounts for the current fiscal year.

[4] Effective November 21, 2008, TDI has contractually agreed to waive fees and/or reimburse expenses under an Expense Limitation Agreement in order to maintain the net annual fund operating expenses for each class of each fund to the following amounts:

11

Fund	Operating Expense Limit

Tamarack Prime Money Market Fund
Institutional Class 1	0.20%
Institutional Class 2	0.30%
Select Class	0.80%
Reserve Class	0.90%
Investor Class	1.05%

Tamarack U.S. Government Money Market Fund
Institutional Class 1	0.20%
Institutional Class 2	0.30%
Select Class	0.77%
Reserve Class	0.85%
Investor Class	1.00%

Tamarack Tax-Free Money Market Fund
Institutional Class 1	0.20%
Institutional Class 2	0.30%
Select Class	0.70%
Reserve Class	0.85%
Investor Class	1.00%

This Expense Limitation Agreement is in place until January 31, 2010 and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by TDI, any expenses in excess of the Expense Limitation and repay TDI such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation. TDI may voluntarily waive and/or reimburse additional fund operating expenses from time to time. Any such voluntary program may be modified or discontinued at any time without notice.

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the Fund for the period shown

•	Your investment has a 5% return each year

•	You reinvest all distributions and dividends

•	The Fund’s operating expense levels remain the same from year to year

12

Prime Money Market Fund

	Number of years you own your shares
	1 Year	3 Years	5 Years	10 Years

Institutional Class 1	$ 19	$ 61	$102	$ 165

Institutional Class 2	$ 30	$ 93	$156	$ 252

Select	$ 82	$284	$487	$ 793

Reserve	$ 92	$317	$560	$1,258

Investor	$107	$353	$619	$1,378

U.S. Government Money Market Fund

	Number of years you own your shares
	1 Year	3 Years	5 Years	10 Years

Institutional Class 1	$ 20	$ 64	$108	$ 174

Institutional Class 2	$ 31	$ 96	$162	$ 260

Select	$ 79	$283	$489	$ 798

Reserve	$ 87	$314	$560	$1,265

Investor	$102	$350	$618	$1,384

Tax-Free Money Market Fund

	Number of years you own your shares
	1 Year	3 Years	5 Years	10 Years

Institutional Class 1	$ 19	$ 61	$102	$ 165

Institutional Class 2	$ 30	$ 93	$156	$ 252

Select	$ 72	$274	$478	$ 784

Reserve	$ 87	$312	$556	$1,254

Investor	$102	$348	$614	$1,374

13

Fund Management

Investment Advisor

The Funds are advised by Voyageur. Voyageur is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies. It provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. The company employs approximately 70,000 people who serve more than 15 million personal, business and public sector customers in North America and some 34 countries around the world. Voyageur has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 100 South Fifth St., Suite 2300, Minneapolis, Minnesota 55402. Voyageur’s charter is to provide fixed income, equity, and balanced portfolio management services to clients from a variety of backgrounds and a broad range of financial needs. As of September 30, 2008, Voyageur managed approximately $32.9 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

For these advisory services, each Fund paid a fee (expressed as a percentage of average net assets) during the fiscal year ended September 30, 2008 as follows:

Prime Money Market Fund	0.42%[1]

U.S. Government Money Market Fund	0.36%[2]

Tax-Free Money Market Fund	0.50%

Effective November 21, 2008, each Fund will pay advisory fees (expressed as a percentage of average net assets) as follows:

Prime Money Market Fund	0.10%

U.S. Government Money Market Fund	0.10%

Tax-Free Money Market Fund	0.10%

1 Pursuant to the Investment Advisory Agreement, the Prime Money Market Fund pays a contractual fee as follows: 0.55% of the Fund’s average net assets of up to $700 million, 0.50% of the next $500 million; 0.45% of the next $800 million; and 0.40% of net assets over $2 billion.

2 Pursuant to the Investment Advisory Agreement, the U.S. Government Money Market Fund pays a contractual fee as follows: 0.50% of the Fund’s average net assets of up to $100 million, 0.40% of the next $200 million; and 0.35% of net assets over $300 million.

Information regarding the factors considered by the Board of Trustees in connection with the most recent approval of the Investment Advisory Agreement with Voyageur will be provided in the Funds’ Annual Report for the period ending September 30, 2008.

14

Other Service Providers

Co-Administrator. Voyageur provides certain administrative services to the Funds.

Co-Administrator and Fund Accounting Agent. PNC Global Investment Servicing (U.S.) Inc., located at 760 Moore Road, King of Prussia, PA 19406, provides certain administrative and fund accounting services to the Funds.

Distributor. TDI is the distributor of the Funds’ shares. The firm is a member of Financial Industry Regulatory Authority, and, like Voyageur, is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc.

Dividend Paying Agent and Transfer Agent. Boston Financial Data Services, Inc. (“BFDS”), a Massachusetts corporation having its principal place of business at 330 West 9th Street, Kansas City, Missouri 64105, is the dividend paying agent and transfer agent for the Funds.

Custodian. The Funds’ custodian is Wells Fargo Bank, N.A., located at Wells Fargo Center, 733 Marquette Avenue South, Minneapolis, MN 55479.

Payments to Financial Intermediaries. The Advisor, Co- Administrator, and/or Distributor may make payments, out of their own resources and at no additional cost to the Funds or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services and/or the distribution of the Funds’ shares. In addition, certain financial intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants. The Advisor, Co-Administrator and Distributor also make inter-company payments out of their own resources, and at no additional cost to the Funds or shareholders, to the Distributor in recognition of administrative and distribution-related services provided by the Distributor to shareholders.

15

Shareholder Information

Pricing of Fund Shares

NAV Calculation Times

The Funds normally calculate their share price twice daily, at 3:30 p.m. Eastern time and at the close of each business day or 4:00 p.m. Eastern time, whichever is earlier, on days that the primary trading markets for the Fund’s portfolio instruments are open. A Fund’s share price is its net asset value (“NAV”) per share, which is the value of the Fund’s net assets divided by the number of its outstanding shares. Each Fund seeks to maintain a stable NAV of $1.00 per share.

When Orders are Priced

A purchase order for shares is priced at the NAV next calculated after your order is received in good order by the Fund or its agent, including any special documentation that may be required in certain circumstances, and the form of payment has been converted to federal funds. For example, a purchase of shares of Prime Money Market Fund that is received before 3:30 p.m. Eastern Time would be priced at the NAV calculated at 3:30 p.m. Eastern Time and would be eligible to receive dividends declared on that day. A purchase order that is received after 3:30 p.m. Eastern Time, but prior to the close of the business day would be priced at the NAV calculated at the close of the business day and would be eligible to receive dividends declared on the next business day. For further information, see “Introduction to Purchases” in the “Purchasing and Selling Your Shares” section.

Your order for redemption (sale) of shares is priced at the NAV next calculated after your order is received in good order by a Fund or its agent, including any special documentation that may be required in certain circumstances. For example, a redemption order of shares of Prime Money Market Fund received before 3:30 p.m. Eastern Time would be priced at the NAV calculated at 3:30 p.m. Eastern Time. A redemption order that is received after 3:30 p.m. Eastern Time, but prior to the close of the business day would be priced at the NAV calculated at the close of the business day. For further information, see “Introduction to Redemptions (Sales)” in the “Purchasing and Selling Your Shares” section.

Generally, you may purchase, redeem, or exchange shares of each Fund on any day when the New York Stock Exchange (“NYSE”) is open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE or in the event of an early or unscheduled close of the primary trading markets for the Funds’ portfolio instruments. Even if the NYSE is closed, a Fund may accept purchase, redemption, and exchange orders on those days when the primary trading markets for the Fund’s portfolio instruments are open, and the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares in accordance with the above procedures.

Valuation of Portfolio Securities

Securities held by each Fund are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of an issuer, each Fund will use pricing and valuation procedures approved by the Fund’s Board of Trustees.

16

Purchasing and Selling Your Shares

Where to Buy Fund Shares

You may purchase shares through RBC Wealth Management and introducing brokers that clear transactions through RBC Correspondent Services, a division of RBC Capital Markets Corporation (“RBC Capital Markets”), RBC Advisor Services, RBC Capital Markets and through other financial intermediaries. You may purchase Institutional Class 1 and Institutional Class 2 shares directly from the Fund’s agent, BFDS. You may contact BFDS at 1-800-422-2766.

Information for Shareholders Not Participating in a Cash Sweep Program

Eligibility for Institutional Class 1, the successor class to the current offered class, for each fund will be limited to existing shareholders in the fund as of November 21, 2008 (and only with respect to shareholder accounts held directly with the transfer agent that remain open thereafter), or investors with a minimum of $10 million dollars to invest in the fund. Eligibility for Institutional Class 2 for each of the funds will be limited to investors who have a minimum of $1 million dollars to invest in the fund. Institutional Class 2 shares may not be offered through accounts at RBC Capital Markets as of the effective date of the fund restructuring.

Introduction to Purchases

If purchasing through your brokerage account, financial advisor or other financial intermediary, simply tell your investment representative that you wish to purchase shares of a Fund and he or she will take care of the necessary documentation. Shares of each Fund may be purchased at their next determined NAV. Shares of each Fund are sold without a sales charge.

A Fund, the Distributor, or their agent may reject a purchase order in its sole discretion if the order is not accompanied by proper payment or it considers the rejection of the order to be in the best interests of the Fund and its shareholders.

Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Fund at the Fund’s net asset value next determined after your order is received by an organization in proper order before the share class’s NAV calculation time, or such earlier time as may be required by an organization, and the form of payment has been converted to federal funds. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may vary in terms of how they process your orders, and they may charge you transaction fees on purchases of Fund shares and may also impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its agent, BFDS. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. (The Fund is, however, obligated to price orders at the NAV next calculated after the order is received in good order by such an organization and the form of payment has been converted to federal funds, even if the organization does not transmit the order to the Fund in a timely manner.)

Introduction to Redemptions (Sales)

You may redeem shares of each Fund by contacting your investment representative. Shares will be redeemed at their next determined NAV. If you recently purchased your shares by check, your redemption proceeds will not be sent to you until your check clears. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC. Redemptions are treated as sales for federal income tax purposes. In addition to contacting your investment representative, depending on your type of account, you may be able to redeem shares of the Fund by following the instructions described on the next few pages.

Financial institutions (such as banks and broker-dealers) through which Fund shares may be purchased may charge additional fees and may require higher minimum investments or impose certain order processing requirements, or other limitations and restrictions on buying and selling shares. Consult your financial institution or investment representative for specific information concerning your account or the Fund in which you may wish to purchase or redeem shares.

17

Additional Purchase and Sale Information — Institutional Class 1 and Institutional Class 2

This section provides additional information concerning the purchase of shares of Institutional Class 1 and Institutional Class 2 for shareholders who purchase shares directly from the Fund or its agent, BFDS. For additional details concerning the purchase of the other Money Market Funds, contact your financial institution or investment representative.

Minimum Initial Investment
Amount
Institutional Class 1	$10,000,000
Institutional Class 2	$1,000,000

Minimum Additional Investment
Amount
Institutional Class 1	$1,000,000
Institutional Class 2	$100,000

Additional Policies about Transactions

The Funds cannot process transaction requests unless they are properly completed as described in this section. The Funds may cancel or change their transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

All purchases of the Funds’ shares must be in U.S. dollars. Payment may be made by check, bank draft, wire or ACH, as described below. Third-party checks, starter checks, and credit card convenience checks are not accepted. The Funds may waive their minimum purchase requirement.

Telephone Purchase, Exchange and Redemption Privileges Shareholders who open accounts with the Funds (other than through RBC Wealth Management and introducing brokers that clear transactions through RBC Correspondent Services, a division of RBC Capital Markets or RBC Advisor Services) are automatically granted telephone purchase, exchange and redemption privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Fund. If you call the Fund, the Fund’s representative may request personal identification and may tape record the call. Shareholders who open accounts through RBC Wealth Management or introducing brokers that clear transactions through RBC Correspondent Services, a division of RBC Capital Markets or RBC Advisor Services should check with their investment representative for details on purchases, exchanges, redemptions and related policies.

18

Additional Purchase and Sale Information — Select Class, Reserve Class, and Investor Class

You must be a client of RBC Wealth Management, a client of an RBC Correspondent Services correspondent firm or a client of RBC Advisor Services or RBC Capital Markets to purchase or sell Select Class, Reserve Class, and Investor Class shares of the Funds. Not all correspondent firms have arrangements with RBC Correspondent Services to make shares of each Fund available to their customers.

For additional details concerning the purchase or sale of the Funds, contact your financial institution or financial consultant. If you are opening an account through your financial consultant, brokerage account or other financial institution, simply tell your financial consultant that you wish to open an account and they will take care of the necessary documentation. Shareholders who open accounts through introducing brokers that clear transactions through RBC Correspondent Services or RBC Advisor Services, should direct all requests to buy, sell or exchange shares directly to your financial consultant.

Information for Direct Clients of RBC Wealth Management

For RBC Wealth Management, a division of RBC Capital Markets, a client’s eligibility for each share class will be based on the total assets in a client’s account(s) held at RBC Wealth Management or the total commissions and fees paid from the client’s account(s) over the previous 12 months, aggregated by household. Clients with greater total household assets or commissions/fees may earn higher yields than clients with lower total household assets or commissions. In determining household values, RBC Wealth Management looks at multiple pieces of client information, including street address, tax ID, last name, telephone number, zip code and account type to determine which accounts belong together. RBC Wealth Management reserves the right to modify how it links household accounts and the right to amend the definition of eligible assets, commissions and fees, and the Funds’ Board of Trustees reserves the right to change share class eligibility qualifications.

The following total household asset and twelve-month trailing commission and fee levels will determine a client’s eligible share class:

Total Household Assets	-or-	12 Month Trailing Commissions	Share Class

$5,000,000+		$50,000 or more	Select*

$1,000,000 - $4,999,999		Between $10,000 and $49,999	Reserve

$0 - $999,999		Under $10,000	Investor

* Employees of RBC Capital Markets and its affiliates who hold accounts at RBC Capital Markets are eligible for the Select class of shares through the Sweep Program.

Eligibility for a lower expense ratio share class

Existing Client Accounts:

On a monthly basis, RBC Wealth Management will review a client’s total household assets and trailing twelve-month commissions and fees to determine if the client is eligible for a lower expense ratio share class. If the client is eligible for a lower expense ratio share class, the client’s current class of shares will automatically be converted into the eligible share class.

New Client Accounts:

All new accounts that select a Fund sweep option will be automatically assigned to the Investor Class of the selected Fund. During the monthly review process outlined above, any accounts that are eligible for a lower expense ratio share class will be automatically converted into the eligible share class.

19

Disqualification

On an annual basis, RBC Wealth Management will review a client’s total household assets and trailing twelve-month commissions and fees to determine if the client is still eligible for its current share class. If the client has experienced a reduction in household assets or commissions and fees, and is no longer eligible for its current share class, the client’s shares will be converted to the lowest expense ratio share class for which the client is eligible. If this is the case, the client will receive a 30 day advance written notice and will have the opportunity to increase its assets at RBC Wealth Management in order to maintain its current share class. If the client is unable to increase its assets, its shares will be converted into the eligible higher expense ratio share class.

Information for Clients of Introducing Brokers that Clear Transactions through RBC Correspondent Services

Existing clients (as of November 21, 2008) of introducing brokers that clear transactions through RBC Correspondent Services are eligible for the Reserve share class of the Funds. For introducing brokers that begin a relationship with RBC Correspondent Services after November 21, their respective clients will be placed in the share class designated by RBC Correspondent Services at the time the clearing relationship begins. After November 21, 2008, the Funds’ Board of Trustees will need to approve changes in share class eligibility that affect any client of introducing brokers clearing transactions through RBC Correspondent Services.

Information for Clients of RBC Advisor Services

Existing clients of RBC Advisor Services as of November 21, 2008 will be eligible for the Reserve share class of the Funds. New clients of RBC Advisor Services after November 21, 2008 will be eligible for the share class designated by RBC Advisor Services based on the relationship between RBC Advisor Services and the investment advisor providing the client with advisory services. After November 21, 2008, the Funds’ Board of Trustees will need to approve changes in share class eligibility that affect any client of RBC Advisor Services.

Additional Policies about Transactions

Corporations, Trusts and Other Entities. Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Sales of Certain Classes Limited to U.S. Citizens and Resident Aliens. Generally, Institutional Class 2, Select Class, Reserve Class and Investor Class shares of the Funds may only be offered in the United States to United States citizens and United States resident aliens having a social security number or an individual tax identification number. This prospectus should not be considered a solicitation or offering of fund shares outside of the United States. However, a Fund, the Distributor, or their agent may offer such share classes of a Fund to a non-U.S. person in its sole discretion.

Anti-Money Laundering Procedures. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Funds’ privacy policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Funds’ policies and procedures, we may reject your account and return your application or take such other action as we deem reasonable and as permitted by law. Please review your account application for additional information.

Avoid Backup Tax Withholding

By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or tax identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of your taxable distribution, redemption proceeds, or capital gains if the Fund fails to maintain a stable share price.

20

Instructions for Opening an Account - Institutional Class 1 and Institutional Class 2

If opening a Fund account with Institutional Class 1 or Institutional Class 2 shares through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to open an account and he or she will take care of the necessary documentation. Otherwise, follow the instructions below.

By Mail	Initial Purchases and All Correspondence Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757	Registered/Overnight Mail Tamarack Funds c/o BFDS 330 W. 9th St. Kansas City, MO 64105

	1.	Carefully read, complete and sign the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2.

Make check or bank draft payable to “Tamarack Funds” and include the name of the Fund in which you are investing on the check. Your initial investment must meet the applicable account minimum requirement.

	3.	Mail or courier application and payment to the applicable address above.

By Internet	Visit the Fund’s website, www.voyageur.net, and follow the instructions provided.

By Wire	UMB Bank, n.a. Kansas City, Missouri ABA #101000695 For ____ Fund AC = 9870326213 Please provide: Your account number and account name

Call 1-800-422-2766 to obtain an account number, instructions for sending your account application to the Fund, and instructions for your bank to wire your investment. After confirming receipt with the Fund, contact your bank to send money via wire (you must include the Fund’s banking instructions and your account number).

Questions?
Call 1-800-422-2766 or your investment representative.

21

Instructions for Purchasing and Adding to Your Shares - Institutional Class 1 and Institutional Class 2

If purchasing Institutional Class 1 or Institutional Class 2 shares of a Fund through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. Otherwise, to purchase additional shares in the Fund account, follow the instructions below.

By Telephone	1-800-422-2766

You may make additional investments by telephone. After the Fund receives and accepts your request, the Fund will deduct from your checking account the cost of the shares. Availability of this service is subject to approval by the Fund and the participating banks.

By Mail	Regular Mail	Registered/Overnight Mail
	Tamarack Funds	Tamarack Funds
	P.O. Box 219757	c/o BFDS
	Kansas City, MO	330 W. 9th St.
	64121-9757	Kansas City, MO 64105

	1.	Use the detachable stub from your confirmation statement. Or, if unavailable, provide the following information:
	•	Account name and account number
	•	Fund name
	•	Share class
2.

Make check, bank draft or money order payable to “Tamarack Funds” and include your account number and the name of the Fund on the check. Your investment must meet the minimum additional investment requirement.

	3.	Mail or deliver stub and payment to the applicable address above.

By Wire	UMB Bank, n.a.

Wire share purchases should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares. You should notify the Fund by telephone that you have sent a wire purchase order to UMB Bank. Your investment must meet the minimum additional investment requirement.

Kansas City, Missouri ABA #101000695 For____Fund AC = 9870326213 Please provide: Your account number and account name

By Internet	Visit the Fund’s website, www.voyageur.net, and follow the instructions provided.

Automatic Monthly Investment

You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Fund will draft your checking account on the same day each month in the amount you authorize via ACH.

Questions?
Call 1-800-422-2766 or your investment representative.

22

You can also add shares to your Fund account using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

Automatic Monthly Investments

Automatic Monthly Investments are processed through an automated clearing house (“ACH”) whereby an agreed amount is credited to or debited from a shareholder’s pre-identified bank account.

Directed Dividend Option

By selecting the appropriate box in the account application, you can elect to receive your Fund distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested in another eligible Tamarack Fund without a sales charge. Unless you have selected otherwise, dividends and distributions are reinvested in additional Fund shares at NAV. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time.

23

Selling Shares - Institutional Class 1 and Institutional Class 2

If selling Institutional Class 1 or Institutional Class 2 shares of a Fund through your brokerage account, financial advisor or other financial institution, ask your investment representative for redemption procedures. Your investment representative may have transaction minimums and/or transaction times or other restrictions and limitations that will affect your redemption. For other sales transactions of the Fund shares, follow the instructions below.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

You may withdraw from your account at any time in the following amounts:

•	any amount up to $50,000 for redemptions requested by mail without a Medallion signature guarantee*

•	any amount for redemptions requested by mail with a Medallion signature guarantee

•	any amount up to $50,000 for Fund website redemptions

•	$1,000 or more for redemptions wired to a bank or similar account ($10 fee)**

•	$50 or more for redemptions by a systematic redemption plan (there may be a fee)

•	$100 or more via ACH (there is no fee but proceeds may take 3 to 5 business days to reach your account)

•	up to $50,000 by telephone (for authorized accounts)

*

A Medallion signature guarantee is required for: (1) a redemption requested to be mailed to an address different from the address of record; or (2) a redemption requested to be mailed to an address that has been changed within the past 30 days.

**	A Medallion signature guarantee is required for a redemption requested to be wired to a bank account or similar account that is not on file.

Redemptions from a fiduciary account (for example, an IRA) must be requested in writing.

Please refer to “Additional Policies on Selling Shares (Redemptions)” below.

The Fund reserves the right to amend their redemption policies. Shareholders will be notified of changes.

24

Instructions for Selling Shares (Redemptions) (continued) -Institutional Class 1 and Institutional Class 2

If selling your Institutional Class 1 or Institutional Class 2 shares of a Fund through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions of Fund shares, follow the instructions below.

By Telephone	1-800-422-2766

You may withdraw any amount up to $50,000 by telephone, provided that your account is authorized for telephone redemptions. The Fund will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern Time for the trade to be processed with that day’s closing price.

By Mail	Regular Mail Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757	Registered/Overnight Mail Tamarack Funds c/o BFDS 330 W. 9th St. Kansas City, MO 64105

1.

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed. See “Signature Guarantees” below for information on when a Medallion signature guarantee is required.

	2.	Mail or courier the letter to the applicable address above.

By Wire

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If your written request is received in good order before 4:00 p.m. Eastern time, the Fund will normally wire the money on the following business day. If the Fund receives your request after 4:00 p.m. Eastern time, the Fund will normally wire the money on the second business day. Contact your financial institution about the time of receipt and availability. See “Signature Guarantees” below for information on when a Medallion signature guarantee is required.

By Internet

Visit the Fund’s website, www.voyageur.net, and follow the instructions provided. Provided you are an eligible shareholder and have previously registered, you may withdraw up to $50,000 through the website.

Systematic Redemption Plan

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. You must own shares in an open account valued at $10,000 or more when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. The Fund will continue withdrawals until your shares are gone or until you or the Fund cancels the plan.

Questions?
Call 1-800-422-2766 or your investment representative.

25

Withdrawal by Draft

Withdrawal by draft (check) is limited to open and collected account shares of the Funds (other than in accounts opened through RBC Wealth Management and brokerage firms that clear on a correspondent basis through RBC Capital Markets Corp.). Draft amounts may range from $500 to $100,000.

Additional Policies on Selling Shares (Redemptions)

We try to send proceeds as soon as practical. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or a divorce decree.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with Medallion signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Signature Guarantees

You can get a Medallion signature guarantee from most banks, credit unions, savings & loans, or securities dealers, but not a notary public. For your protection, we require a Medallion guaranteed signature if you request:

•	A redemption check sent to a different payee, bank or address than we have on file;

•	A redemption check mailed to an account address that has been changed within the last 30 days;

•	A redemption for $50,000 or more in writing; or

•	A change in account registration or redemption instructions.

Redemption in Kind

The Funds reserves the right to make payment in securities rather than cash, known as “redemption in kind” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Minimum Account Size

For Institutional Class 1 and Institutional Class 2 shares, you must maintain a minimum account value equal to the current minimum initial investment, which is $10 million for Institutional Class 1 shares and $1 million for Institutional Class 2 shares. There is no minimum account size required for Select, Reserve and Investor Class shares. If you experience a reduction in the minimum account value, and you are no longer eligible for your current share class, your shares will be converted to the lowest expense ratio share class for which you are eligible. If this is the case, you will receive a 30 day advance written notice and will have the opportunity to increase your assets at RBC Wealth Management in order to maintain your current share class. If you are unable to increase your assets, your shares will be converted into the eligible higher expense ratio share class. If you are in the in the highest expense ratio share class, and your account falls below its minimum due to redemptions and not market action, the Fund may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Fund contacts you, the Fund may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size.

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No Exchange Privilege -Institutional Class 1 and Institutional Class 2 — Except Institutional Class 1 of Prime Money Market Fund

Institutional Class 1 and Institutional Class 2 shares of the Funds (except Institutional Class 1 of Prime Money Market Fund) are not eligible to be exchanged for shares of other Tamarack Funds.

Exchanging Your Shares – Institutional Class 1 of Prime Money Market Fund

If exchanging your Institutional Class 1 shares of Prime Money Market Fund through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to exchange Institutional Class 1 shares of the Fund and he or she will take care of the necessary documentation. To open a new Fund account through an exchange from an existing Tamarack Fund account, please refer to “Instructions for Opening an Account” above.

An exchange of shares is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. By following the instructions below, and subject to such limitations as may be imposed by the Tamarack Funds, you may exchange shares in an eligible Fund account for shares of another eligible Tamarack Fund, and vice versa. The eligible Tamarack Funds are: Prime Money Market Fund; the Tamarack Equity Funds (Large Cap Growth Fund, Mid Cap Growth Fund, SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Value Fund and Microcap Value Fund); and the Tamarack Fixed Income Funds (Quality Fixed Income Fund and Tax-Free Income Fund). You may exchange existing Class 1 Institutional shares of the Prime Money Market Fund into another eligible Tamarack Fund or from another eligible Tamarack Fund into Class 1 Institutional shares of the Fund.

By Telephone	1-800-422-2766

You may make exchanges to/from an eligible Prime Money Market Fund account from/to another eligible Tamarack Fund account by telephone, provided that your account is authorized for telephone exchanges.

By Mail	Regular Mail Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757	Registered/Overnight Mail Tamarack Funds c/o BFDS 330 W. 9th St. Kansas City, MO 64105

1.

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged, the name of the Tamarack Fund from which the amount is being sold, and the name of the Tamarack Fund into which the amount is being purchased.

	2.	Mail or courier the letter to the applicable address above.

By Internet

Visit the Fund’s website, www.voyageur.net, and follow the instructions provided. Eligible shareholders are automatically granted internet exchange privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Tamarack Funds.

Monthly Exchanges

You may authorize monthly exchanges ($100 minimum) from your Prime Money Market account into another eligible Tamarack Fund or from another eligible Tamarack Fund into Prime Money Market Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Questions?
Call 1-800-422-2766 or your investment representative.

Exchanging Your Shares - Select Class, Reserve Class and Investor Class

Select Class, Reserve Class, and Investor Class shares of a Fund may be exchanged for shares of the same class of another Tamarack Money Market Fund by contacting your financial consultant at RBC Wealth Management, correspondent firm, or RBC Advisor Services. Select Class, Reserve Class and Investor Class shares of the Funds are not eligible to be exchanged for shares of other Tamarack Funds not included in this prospectus. The Funds reserve the right to reject any exchange for any reason.

Additional Policies on Exchanges

You must meet the minimum investment requirement of the Class/Fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the Prospectus of the Fund being purchased. Call us for a free copy. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days notice to shareholders.

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Additional Shareholder Services

The following services are also available to shareholders. Please call 1-800-422-2766 for more information.

•	Uniform Transfers/Gifts to Minors Accounts

•	Transfer on Death (“TOD”) Accounts

•	Accounts for corporations, partnerships and retirement plans

•	Coverdell Education Savings Accounts

•	Traditional IRA accounts

•	Roth IRA accounts

•	Simplified Employee Pensions (“SEPs”)

Telephone/Internet Services

During periods of increased market activity, you may have difficulty reaching the Funds by telephone. If this happens, contact the Funds by mail. (Eligible shareholders may also access the Funds’ website, www.voyageur.net.) The Funds may refuse a telephone request, including a request to redeem shares of a Fund. The Funds will use reasonable procedures to confirm that telephone or Funds’ website instructions are genuine. If such procedures are followed, neither the Fund nor any persons or entity that provides services to the Tamarack Funds will be liable for any losses due to unauthorized or fraudulent instructions. The Fund reserves the right to limit the frequency or the amount of telephone redemption requests.

Shareholder Mailings – Institutional Class 1 and Institutional Class 2

To help lower operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address. When two or more Tamarack Fund shareholders have the same last name and address, the Funds may send only one prospectus, annual report, semiannual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. Shareholders may opt out of this single mailing at any time by calling either their financial advisor or the Tamarack Funds at 1-800-422-2766 and requesting the additional copies of Fund documents.

Market Timing and Excessive Trading

Market timing may interfere with the management of a Fund’s portfolio and result in increased costs. The Tamarack Funds do not accommodate market timers. Because the Board of Trustees recognizes that money market funds are often utilized for cash management purposes, the Board of Trustees has not adopted policies and procedures that impose specific limitations on short term trades for the Tamarack Money Market Funds.

Restriction and Rejection of Purchase or Exchange Orders. The Funds, the Distributor, or their agent reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of a Fund’s portfolio, and purchase orders not accompanied by proper payment. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC.

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Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Money Market Funds’ SAI and at the Funds’ website, www.voyageur.net.

Shareholder Servicing Fees — Institutional Class 1

Institutional Class 1 of each Fund pays an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to Institutional Class 1 shares of a Fund that is used to compensate financial intermediaries or the Distributor for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

Shareholder Account and Distribution Services (12b-1) Fees — Institutional Class 2, Select Class, Reserve Class, and Investor Class

Each Fund has adopted a Shareholder Account and Distribution Services Plan (the “12b-1 Plan”) to pay distribution and service fees for the sale of its shares and services provided to shareholders. Under the 12b-1 Plan, each Fund compensates the Distributor for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. Because these fees are paid from Fund assets on an on-going basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Institutional Class 2 shares of each Fund pay an annual 12b-1 fee of up to 0.15% of the average daily net assets attributable to Institutional Class 2 shares of a Fund, all of which may be designated as a “service fee”.

Select shares of each Fund pay an annual 12b-1 fee of up to 0.80% of the average daily net assets attributable to Select Class shares of a Fund. Up to 0.25% of the annual 12b-1 fee may be designated as a “service fee”.

Reserve shares of each Fund pay an annual 12b-1 fee of up to 0.90% of the average daily net assets attributable to Reserve Class shares of a Fund. Up to 0.25% of the annual 12b-1 fee may be designated as a “service fee”.

Investor shares of each Fund pay an annual 12b-1 fee of up to 1.00% of the average daily net assets attributable to Investor Class shares of a Fund. Up to 0.25% of the annual 12b-1 fee may be designated as a “service fee”.

Dividends, Distributions and Taxes

Dividends and Distributions

Each Fund declares a dividend of substantially all of its net investment income on each business day. These dividends are paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account.

The Funds will declare and pay its capital gains (if it has any) once a year, typically in December. The Funds may make additional distributions if necessary for the Funds to avoid paying taxes. The Funds expect distributions to be primarily from income. The Funds normally will not earn or distribute long-term capital gains. Dividends and distributions are reinvested in additional Funds shares at NAV, unless a shareholder elects otherwise.

Taxes

Dividends paid out of a Fund’s investment company taxable income (which includes interest and net short-term capital gains) generally will be taxable to you as ordinary income. Properly designated distributions of long-term capital gains, if any, earned by a Fund are taxable to you as long-term capital gains, regardless of how long you have held your shares.

Dividends paid by the Tax-Free Money Market Fund from tax-exempt interest income generally are exempt from regular federal income tax.

29

Because no portion of a Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by a Fund is expected to be eligible for the reduced tax rates applicable to “qualified dividend income” for individual shareholders, or for the dividends received deduction for corporate shareholders.

Funds distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year.

Each year, the Funds will notify you of the tax status of dividends and other distributions.

Upon the sale or other disposition of your Funds’ shares, you generally should not realize a taxable gain or loss if the Funds maintained a stable share price.

Fund distributions also may be subject to state, local and foreign taxes. In many states, Fund distributions that are derived from interest on certain U.S. Government obligations are exempt from taxation. You should consult your own tax adviser regarding the particular tax consequences of an investment in a Fund.

Organizational Structure

Tamarack Funds Trust was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Funds is vested in the Board of Trustees. Institutional Class 1 was previously a separate series of Great Hall® Investment Funds, Inc. and was reorganized as series of Tamarack Funds Trust effective April 16, 2004. Unless otherwise noted, information contained in this prospectus regarding Fund fees and expenses prior to April 16, 2004 relates to the predecessor fund. Institutional Class 2, Select Class, Reserve Class, and Investor Class were added to the Fund on November 21, 2008.

Participation in the U.S. Department of Treasury’s Guarantee Program

With the Board of Trustees approval, the Funds have agreed to participate in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program is designed to help stabilize the credit markets, which is intended to benefit investors in money market funds, including the Funds.

Under the Program, shares held by shareholders in a Fund as of the close of business on September 19, 2008 are insured against loss in the event the Fund liquidates its holdings and the per share value at the time of liquidation is less than $1 per share. The Program protects no more than the number of shares of a Fund held by a shareholder as of the close of business on September 19, 2008 (the “Program Date”), and protects less in certain cases, if a shareholder sold shares after the Program Date. Specifically, if the number of shares held by a shareholder fluctuates after the Program Date, the shareholder will be covered for the lesser of the number held on the Program Date or the number held on the date on which the Fund’s market-based net asset value per share falls below $0.995. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

Participation in the initial three months of the Program (i.e., until December 18, 2008) required payment to the U. S Department of the Treasury in the amount of 0.01% of the net asset value of each participating Fund as of the Program Date. This expense will be borne by each Fund and therefore shared among all of the Fund’s shareholders while the Program is in effect without regard to any expense limitation currently in effect for the Fund. The Secretary of the Treasury may extend the Program beyond its initial three-month term, but no later than through the close of business on September 18, 2009. If the Program is extended, the Funds will consider whether to continue to participate. More information about the Program is available at http://www.ustreas.gov.

Financial Highlights

The following tables are intended to help you understand the financial performance of Institutional Class 1 shares of each Fund for the past five years. (The inception date for Institutional Class 2, Select Class, Reserve Class and Investor Class was November 21, 2008.) Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on a Fund share assuming reinvestment of all distributions. This information, along with the Funds’ financial statements, is included in the Funds’ semi-annual, which is available at www.voyageur.net or by calling 1-800-422-2766.

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Tamarack Prime Money Market Fund – Institutional Class 1

		Investment Activities				Distributions					Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (*)		Ratio of Net Investment Income to Average Net Assets (*)

Six Months Ended March 31, 2008 (unaudited)	$1.00	0.02	(a)	0.02		(0.02)	(0.02)	$1.00	1.95	%(d)	$11,204	0.83	%(b)	3.84	%(b)	0.88	%(b)	3.79	%(b)

Year Ended September 30, 2007	1.00	0.05		0.05		(0.05)	(0.05)	1.00	4.69%		9,662	0.80%		4.59%		0.89%		4.50%
Year Ended September 30, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00	3.99%		8,685	0.80%		3.93%		0.92%		3.82%
Year Ended September 30, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00	2.00%		7,922	0.76%		1.97%		0.92%		1.81%
Period Ended September 30, 2004 (e)	1.00		(c)		(c)	(c)	(c)	1.00	0.14	%(d)	7,885	0.71	%(b)	0.83	%(b)	0.93	%(b)	0.61	%(b)
Year Ended July 31, 2004	1.00		(c)		(c)	(c)	(c)	1.00	0.42%		7,860	0.71%		0.42%		0.90%		0.24%
Year Ended July 31, 2003	1.00	0.01		0.01		(0.01)	(0.01)	1.00	0.80%		8,111	0.71%		0.80%		0.90%		0.61%

(*)	During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Annualized

(c)	Less than $0.01 or $(0.01) per share.

(d)	Not Annualized.

(e)	For the period from August 1, 2004 to September 30, 2004.

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Tamarack U.S. Government Money Market Fund – Institutional Class 1

		Investment Activities				Distributions					Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (*)		Ratio of Net Investment Income to Average Net Assets (*)

Six Months Ended March 31, 2008 (unaudited)	$1.00	0.02	(a)	0.02		(0.02)	(0.02)	$1.00	1.80	%(e)	$2,055	0.70	%(b)	3.49	%(b)		(d)		(d)

Year Ended September 30, 2007	1.00	0.04		0.04		(0.04)	(0.04)	1.00	4.56%		1,393	0.76%		4.47%			(d)		(d)
Year Ended September 30, 2006	1.00	0.04		0.04		(0.04)	(0.04)	1.00	3.90%		749	0.78%		3.82%			(d)		(d)
Year Ended September 30, 2005	1.00	0.02		0.02		(0.02)	(0.02)	1.00	1.96%		813	0.74%		1.92%		0.77%		1.89%
Period Ended September 30, 2004 (f)	1.00		(c)		(c)	(c)	(c)	1.00	0.14	%(e)	947	0.71	%(b)	0.81	%(b)	0.79	%(b)	0.73	%(b)
Year Ended July 31, 2004	1.00		(c)		(c)	(c)	(c)	1.00	0.38%		929	0.71%		0.38%		0.73%		0.36%
Year Ended July 31, 2003	1.00	0.01		0.01		(0.01)	(0.01)	1.00	0.70%		1,060	0.71%		0.70%		0.75%		0.66%

(*)	During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Annualized

(c)	Less than $0.01 or $(0.01) per share.

(d)	There were no waivers or reimbursements during the period.

(e)	Not Annualized.

(f)	For the period from August 1, 2004 to September 30, 2004.

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Tamarack Tax-Free Money Market Fund – Institutional Class 1

		Investment Activities				Distributions					Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (*)		Ratio of Net Investment Income to Average Net Assets (*)

Six Months Ended March 31, 2008 (unaudited)	$1.00	0.01	(a)	0.01		(0.01)	(0.01)	$1.00	1.20	%(d)	$978	0.75	%(b)	2.37	%(b)	0.84	%(b)	2.28	%(b)

Year Ended September 30, 2007	1.00	0.03		0.03		(0.03)	(0.03)	1.00	3.00%		841	0.70%		2.96%		0.84%		2.82%
Year Ended September 30, 2006	1.00	0.02		0.02		(0.02)	(0.02)	1.00	2.52%		791	0.70%		2.49%		0.85%		2.33%
Year Ended September 30, 2005	1.00	0.01		0.01		(0.01)	(0.01)	1.00	1.44%		858	0.66%		1.41%		0.83%		1.24%
Period Ended September 30, 2004 (e)	1.00		(c)		(c)	(c)	(c)	1.00	0.11	%(d)	965	0.62	%(b)	0.64	%(b)	0.83	%(b)	0.43	%(b)
Year Ended July 31, 2004	1.00		(c)		(c)	(c)	(c)	1.00	0.38%		1,003	0.62%		0.38%		0.86%		0.14%
Year Ended July 31, 2003	1.00	0.01		0.01		(0.01)	(0.01)	1.00	0.60%		946	0.62%		0.62%		0.85%		0.39%

(*)	During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Annualized

(c)	Less than $0.01 or $(0.01) per share.

(d)	Not Annualized.

(e)	For the period from August 1, 2004 to September 30, 2004.

33

Privacy Policy

Notice of Privacy Policy & Practices

The Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to Funds but do not invest in the Funds’ shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Funds.

Collection of Customer Information	We collect nonpublic personal information about our customers from the following sources:

	•	Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

	•	Account History, including information about the transactions and balances in a customer’s accounts; and

	•	Correspondence, written, telephonic or electronic between a customer and the Funds or service providers to the Funds.

Disclosure of Customer Information	We may disclose all of the information described above to certain third parties who are not affiliated with the Funds under one or more of these circumstances:

	•	As Authorized — if you request or authorize the disclosure of the information.

•

As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

	•	Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and	We require service providers to the Funds:
Destruction of Customer
Information and Reports	•	To maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the Funds;

	•	To maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Funds;

	•	To maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation

The Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Fund’s transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Funds.

34

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Funds’ SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Fund at:

Tamarack Funds
P.O. BOX 219757
Kansas City, MO 64121-9757
Telephone: 1-800-422-2766

You may also visit the Funds’ website at www.voyageur.net for a free copy of a Funds’ prospectus, SAI, annual or semi-annual reports.

Information from the Securities and Exchange Commission:

You can obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request: publicinfo@sec.gov (The SEC charges a fee to copy any documents.) Investment Company Act File No. 811-21475.

Tamarack Funds
c/o BFDS
PO Box 219757
Kansas City, MO 64121-9757

TAM RETAIL MM PR 11/08

TAMARACK FUNDS TRUST
100 SOUTH FIFTH STREET, SUITE 2300
MINNEAPOLIS, MINNESOTA 55402

GENERAL AND ACCOUNT INFORMATION
(800) 422-2766

STATEMENT OF ADDITIONAL INFORMATION
November 21, 2008

For each of the following funds:

—	Tamarack Institutional Prime Money Market Fund
—	Tamarack Institutional Tax-Free Money Market Fund
—	Tamarack Prime Money Market Fund
—	Tamarack U.S. Government Money Market Fund
—	Tamarack Tax-Free Money Market Fund

This Statement of Additional Information (“SAI”) describes the Money Market Funds series (each a “Fund” or a “Money Market Fund”) of Tamarack Funds Trust (the “Trust”) advised by Voyageur Asset Management Inc. (the “Advisor” or “Voyageur”).

Each Fund has distinct investment objectives and policies. Money Market Funds shares are sold to the public by Tamarack Distributors Inc. (“TDI” or “Distributor”) as an investment vehicle for individuals, institutions, corporations and fiduciaries, including customers of the Advisor or its affiliates. Select Class, Reserve Class, and Investor Class shares of Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund are available only to brokerage and advisory clients of RBC Capital Markets Corporation (“RBC Capital Markets”), clients of introducing brokers that clear transactions through RBC Correspondent Services, an affiliate of RBC Capital Markets, and clients of RBC Advisor Services as cash sweep options. Employees of RBC Capital Markets and its affiliates are eligible for the Select class of shares as a cash sweep option.

The Trust is offering an indefinite number of shares of each class of shares offered by the particular Fund. See “Additional Purchase and Redemption Information” and “Other Information — Capitalization” below.

This SAI is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus for the Institutional Prime and Institutional Tax –Free Money Market Funds, both dated January 28, 2008, and the prospectus for all other Money Market Funds, dated November 21, 2008, (individually or collectively, the “Prospectus”). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The financial statements and related report of the independent registered public accounting firm in the Funds’ Annual Reports for their most recent fiscal periods are incorporated by reference into this SAI. Copies of the Annual Reports and the Prospectus are available without charge, and may be obtained by writing or calling the Funds at the address or telephone number printed above, or on the Funds’ website at www.voyageur.net.

Shareholder Information

INVESTMENT POLICIES

This SAI discusses the investment objectives of the Funds and the policies employed by the Funds to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies. The investment objective of each Fund is a fundamental policy of the Fund and may not be changed without the approval of the Fund’s shareholders. Unless otherwise indicated, each investment policy and practice applies to all Funds.

Rule 2a-7 Standards. Each Tamarack Money Market Fund is managed in accordance with Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”), which imposes strict portfolio quality, maturity and diversification standards on money market funds. Tamarack Funds Trust’s Board of Trustees (the “Board of Trustees”) has adopted guidelines designed to ensure compliance with Rule 2a-7 by each Fund, and the Board oversees the day-to-day determinations by Voyageur Asset Management Inc., each Fund’s investment advisor (the “Advisor”), that each Fund is in compliance with Rule 2a-7. In certain respects, as described below, the Funds are managed in accordance with standards that are more strict than those required by Rule 2a-7.

Each Fund may invest exclusively in U.S. dollar-denominated investments that present minimal credit risk and are within Rule 2a-7’s definition of “Eligible Securities.” Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations (“NRSROs”) (or if only one NRSRO has rated such security, then by that one NRSRO) in one of the two highest short-term rating categories (such as A-1 or A-2 by Standard & Poor’s Corporation (“S&P”) Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”) and/or F1 or F2 by Fitch Investors Service, Inc, (“Fitch”)).

Each investment by a Fund must mature (or be deemed by Rule 2a-7 to mature) within 397 days of the time of investment. In addition, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less. Prime Money Market Fund, U.S. Government Money Market Fund and Institutional Prime Money Market Fund voluntarily maintain a shorter dollar-weighted average portfolio maturity of 60 days or less.

Immediately after the purchase of any investment by a Fund in a security (other than a U.S. Government security or a security that is subject to a “guarantee”), the Fund may not have invested more than 5% of its total assets in securities issued by the issuer, except for certain temporary investments. Securities subject to guarantees are not subject to this test. However, immediately after a Fund acquires a security subject to a guarantee, then with respect to 75% of the Fund’s total assets, not more than 10% of the Fund’s total assets may be invested in securities either issued or guaranteed by the guarantor.

In addition, Rule 2a-7 imposes strict limits on Prime Money Market Fund, Institutional Prime Money Market Fund and U.S. Government Money Market Fund by limiting investments in “Second Tier Securities.” Rule 2a-7 generally requires that at least 95% of each such Fund’s investments must be in “First Tier Securities.” The Funds currently invest exclusively in First Tier Securities. “First Tier Securities” are defined generally as Eligible Securities rated by two NRSROs (or if only one NRSRO has rated the security, then by that one NRSRO) in the highest short-term rating categories (such as A-1 by S&P, Prime-1 by Moody’s and/or F1 by Fitch), or unrated securities that are deemed by the Advisor to be of comparable quality. Second Tier Securities are defined as Eligible Securities that do not qualify as First Tier Securities.

The types of obligations that the Money Market Funds (other than U.S. Government Money Market Fund) may purchase include construction loan notes, revenue anticipation notes and tax anticipation notes that are Eligible Securities. However, all Money Market Funds can purchase obligations such as purchase bond anticipation notes. The Money Market Funds may also invest in municipal bonds and participation interests in municipal bonds, including industrial development revenue bonds and pollution control revenue bonds, and other types of tax-exempt municipal obligations, such as short-term discount notes, all of which must be Eligible Securities.

Securities purchased by the Money Market Funds mature within 397 days from the date of purchase or carry variable or floating rates that are adjusted at least every 397 days and have demand features and quality characteristics that under applicable law and interpretations of law permit the securities to be treated as if they mature in 397 days or less from the date of purchase.

DESCRIPTION OF OTHER SECURITIES AND INVESTMENT PRACTICES

BANK AND SAVINGS AND LOAN OBLIGATIONS (PRIME MONEY MARKET FUND AND INSTITUTIONAL PRIME MONEY MARKET FUND). Investments in obligations of banks and savings and loans are limited to (a) certificates of deposit and bank notes or other deposit obligations issued by banks with assets in excess of $500,000,000 or branches of these banks; (b) certificates of deposit, bank notes or other deposit obligations of savings and loans with assets in excess of $500,000,000; and (c) bankers’ acceptances, letters of credit or other obligations guaranteed by banks meeting the above criteria. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity. Obligations issued or guaranteed by FDIC member institutions are not necessarily guaranteed by the FDIC. Deposit obligations of domestic banks and savings and loans are only insured by the FDIC up to a maximum of $100,000 (maximum of $250,000 through December 31, 2009), which limitation applies to all funds that Prime Money Market Fund and Institutional Prime Money Market Fund may have on deposit at any one bank or savings and loan. Bankers’ acceptances and letters of credit are not insured. The Prime Money Market Fund and Institutional Prime Money Market Fund may also invest in dollar-denominated certificates of deposit, time deposits, or other obligations issued by foreign branches of U.S. banks or by foreign banks domiciled outside the U.S. Deposit obligations of foreign banks or domestic branches of foreign banks also are not covered by FDIC insurance; in addition, these investments may involve other risks different from risks associated with investments in deposit obligations of domestic banks, such as political and economic developments and the possible imposition of governmental restrictions. Prime Money Market Fund and Institutional Prime Money Market Fund may invest in bank debt obligations only if the issuer has received the highest short-term rating from at least two NRSROs (such as “Prime-1” by Moody’s, “A-1” by S&P or F1 by Fitch) with respect to either the obligation to be purchased or with respect to a class of debt obligations that is comparable in priority and security with the obligation to be purchased.

BOND ANTICIPATION NOTES, MUNICIPAL BONDS AND REVENUE BONDS. Bond anticipation notes are issued in anticipation of a later issuance of bonds and are usually payable from the proceeds of the sale of the bonds anticipated or of renewal notes. Construction loan notes, issued to provide construction financing for specific projects, are often redeemed after the projects are completed and accepted with funds obtained from the Federal Housing Administration under “Fannie Mae” (Federal National Mortgage Association) or “Ginnie Mae” (Government National Mortgage Association). Revenue anticipation notes are issued by governmental entities in anticipation of revenues to be received later in the current fiscal year. Tax anticipation notes are issued by state and local governments in anticipation of collection of taxes to finance the current operations of these governments. These notes are generally repayable only from tax collections and often only from the proceeds of the specific tax levy whose collection they anticipate.

Municipal bonds are usually issued to obtain funds for various public purposes, to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. They are generally classified as either “general obligation” or “revenue” bonds and frequently have maturities in excess of 397 days at the time of issuance, although a number of these issues now have variable or floating interest rates and demand features that may permit the Funds to treat them as having maturities of less than 397 days. There are many variations in the terms of, and the underlying security for, the various types of municipal bonds. General obligation bonds are issued by states, counties, regional districts, cities, towns and school districts for a variety of purposes including mass transportation, highway, bridge, school, road, and water and sewer system construction, repair or improvement. Payment of these bonds is secured by a pledge of the issuer’s full faith and credit and taxing (usually property tax) power.

Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds are often secured by debt service revenue funds, rent subsidies and/or mortgage collateral to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems. Industrial development revenue bonds and pollution control revenue bonds are usually issued by local government bodies or their authorities to provide funding for commercial or industrial facilities, privately operated housing, sports facilities, health care facilities, convention and trade show facilities, port facilities and facilities for controlling or eliminating air and water pollution. Payment of principal and interest on these bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of real and personal property financed as security for payment.

Although the interest on most municipal bonds is exempt from federal income taxes, some are not eligible for this exemption. These are known as taxable municipal securities. These bonds are issued for certain purposes which do not qualify for tax-exempt treatment, and their designation as taxable municipal securities is determined at the time of issuance. They may be either general obligation or revenue bonds.

Each Fund may invest more than 25% of its respective net assets in (a) municipal obligations whose issuers are in the same state; (b) municipal obligations the interest upon which is paid solely from revenues of similar projects; and (c) industrial development and pollution control revenue bonds that are not variable or floating rate demand municipal obligations. The identification of the issuer of a tax-exempt security for purposes of the 1940 Act depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed by the assets and revenues of the non-governmental user, then the non-governmental user would be deemed to be the sole issuer. Generally, the District of Columbia, each state, each of its political subdivisions, agencies, instrumentalities and authorities, and each multi-state agency of which a state is a member, is a separate “issuer” as that term is used in the prospectuses and this Statement of Additional Information with respect to Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund, and the non-governmental user of facilities financed by industrial development or pollution control revenue bonds is also considered to be an issuer.

Legislation to restrict or eliminate the federal income tax exemption for interest on certain municipal obligations that may be purchased by the Funds has been introduced in Congress; other legislation of this type also may be introduced in the future by Congress or by state legislatures. If enacted, any such legislation could adversely affect the availability of municipal obligations for the Funds’ portfolios. Upon the effectiveness of any legislation that materially affects the Funds’ ability to achieve their investment objectives, the Board of Trustees of the Trust will reevaluate the Funds’ investment objectives and submit to its shareholders for approval necessary changes in their objectives and policies.

COMMERCIAL PAPER. The term commercial paper generally refers to short-term unsecured promissory notes. Commercial paper may be issued by both foreign and domestic entities, which may include bank holding companies, corporations, special purpose corporations, financial institutions, and at times government agencies and financial instrumentalities. Investment in commercial paper may be in the form of discounted securities, be issued at par, may be variable rate demand notes and variable rate master demand notes, all with stated or anticipated maturities within 397 days.

Commercial paper may be issued as taxable or tax exempt securities. All commercial paper purchased by a Fund must meet minimum rating criteria for that Fund.

COMMERCIAL PAPER AND OTHER CORPORATE AND BANK DEBT OBLIGATIONS (PRIME MONEY MARKET FUND AND INSTITUTIONAL PRIME MONEY MARKET FUND). Prime Money Market Fund and Institutional Prime Money Market Fund currently are permitted to purchase commercial paper and other corporate and bank debt obligations only if the issuer has received the highest short-term rating from at least two NRSROs (such as “Prime-1” by Moody’s, “A-1” by S&P and F1 by Fitch) with respect to either the obligation to be purchased or with respect to a class of debt obligations that is comparable in priority and security with the obligation to be purchased.

Prime Money Market Fund and Institutional Prime Money Market Fund may also invest in funding agreements issued by insurance companies. Funding agreements are considered insurance contracts whereby holders are entitled to the same priority as direct claims made on the issuing insurance company by policyholders. These investments are available in the form of U.S. dollar denominated instruments and are subject to the same general credit review and credit quality standards as are applicable to the other securities in these two funds.

Prime Money Market Fund and Institutional Prime Money Market Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities and U.S. dollar-denominated obligations issued by domestic branches of foreign depository institutions, such as certificates of deposit, bankers’ acceptances, time deposits and deposit notes. These Funds may also invest in dollar-denominated certificates of deposit, time deposits, or other obligations issued by foreign branches of U.S. banks or by foreign banks located abroad. Obligations of foreign branches and subsidiaries of foreign deposit institutions may be the general obligation of the parent institution or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation.

Prime Money Market Fund and Institutional Prime Money Market Fund may also invest in obligations of states and their agencies, instrumentalities and political subdivisions that bear interest generally includable in gross income for federal income tax purposes (collectively, “taxable municipal securities”). Certain taxable municipal securities are not “general obligations” (obligations secured by the full faith and credit or taxing power of a governmental body) and, in those cases, are repayable only from such revenues as may be pledged to repay such securities.

Investments in foreign securities and taxable municipal securities are subject to the same general credit review and credit quality standards as are applicable to the other securities in which Prime Money Market Fund and Institutional Prime Money Market Fund are permitted to invest. However, the financial information available on these obligations may be more limited than what is available for securities that are registered with the SEC or that otherwise are issued by entities that are required to file reports under the Securities Exchange Act of 1934. Foreign securities are subject to other risks that may include unfavorable political and economic developments and possible withholding taxes or other governmental restrictions that might affect the principal or interest on securities owned by a Fund.

CORPORATE DEBT SECURITIES (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND). Fund investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Fund, or if unrated, are in the Advisor’s opinion comparable in quality to corporate debt securities in which the Fund may invest.

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Advisor will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody’s, S&P or another rating agency may change as a result of changes in such organizations or their rating systems, the

Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. A Fund may purchase when-issued securities and make contracts to purchase securities for a fixed price at a future date beyond customary settlement time if the Fund maintains a segregated or earmarked account with the Trust’s custodian, in accordance with procedures approved by the Trust that are intended to address potential leveraging issues, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing forward commitments and securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund’s other assets. No income accrues on securities purchased on a when-issued basis prior to the time delivery of the securities is made, although a Fund may earn interest on securities it has deposited in the segregated account because it does not pay for the when-issued securities until they are delivered. Investing in when-issued securities has the effect of (but is not the same as) leveraging the Fund’s assets. Although a Fund would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of actually acquiring securities. The Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. A Fund may realize short-term profits or losses upon such sales.

Obligations purchased on a when-issued basis or held in the Funds’ portfolios are subject to changes in market value based not only upon the public’s perception of the creditworthiness of the issuer but also upon changes in the level of interest rates. In the absence of a change in credit characteristics, which, of course, will cause changes in value, the value of portfolio investments can be expected to decline in periods of rising interest rates and to increase in periods of declining interest rates. Therefore, with respect to Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund, if to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased obligations on a “when-issued” basis, there will be a greater possibility that the market value of the Fund’s assets will vary from $1.00 per share. However, each of Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund do not believe that under normal circumstances its net asset value or income will be affected by its purchase of obligations on a when-issued basis.

When payment is made for when-issued securities, a Fund will meet its obligations from its then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would normally not expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s obligation). Sale of securities to meet these obligations would involve a greater potential for the realization of capital gains, which could cause the Funds to realize income not exempt from federal income taxation.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES. Each Money Market Fund is permitted to invest up to 10% of its net assets in all forms of “illiquid” investments and may invest without limitation in “restricted” securities, including unregistered commercial paper, which the Advisor, pursuant to liquidity standards established by the Board of Trustees, has determined are liquid. An investment is generally deemed to be “illiquid” if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund is valuing the investment. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Funds.

“Restricted securities” are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the “1933 Act”). These securities generally have been considered illiquid by the staff of the SEC, since the securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act.

However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act, and certain types of commercial paper). Additionally, the Advisor believes that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. Each Money Market Fund may invest without limitation in these forms of restricted securities if the securities are deemed by the Advisor to be liquid in accordance with liquidity guidelines established by the Board of Trustees. Investing in restricted securities could have the effect of increasing the level of each Fund’s illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

INVESTMENT COMPANIES. Each Fund may purchase securities issued by other investment companies. Each Fund will limit its investments in accordance with restrictions imposed by the 1940 Act so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds. These restrictions do not apply to investments by the Funds in investment companies that are money market funds to the extent that those investments are made in accordance with applicable exemptive rules or other authority.

As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by shareholders.

MUNICIPAL LEASE OBLIGATIONS. The Funds may invest in municipal lease obligations including certificates of participation (“COPs”), which finance a variety of public projects. Because of the way these instruments are structured, they may carry a greater risk than other types of municipal obligations. A Fund may invest in lease obligations only when they are rated by a rating agency or, if unrated, are deemed by the Advisor, to be of a quality comparable to the Fund’s quality standards. With respect to any such unrated municipal lease obligations in which the Fund invests, the Board of Trustees will be responsible for determining their credit quality, on an ongoing basis, including assessing the likelihood that the lease will not be canceled. Prior to purchasing a municipal lease obligation and on a regular basis thereafter, the Advisor will evaluate the credit quality and, pursuant to guidelines adopted by the Board of Trustees, the liquidity of the security. In making its evaluation, the Advisor will consider various credit factors, such as the necessity of the project, the municipality’s credit quality, future borrowing plans, and sources of revenue pledged for lease repayment, general economic conditions in the region where the security is issued, and liquidity factors, such as dealer activity. Municipal lease obligations are municipal securities that may be supported by a lease or an installment purchase contract issued by state and local government authorities to acquire funds to obtain the use of a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations, which may be secured or unsecured, are not general obligations and have evolved to make it possible for state and local government authorities to obtain the use of property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal lease obligations have special risks not normally associated with municipal bonds. These obligations frequently contain “non-appropriation” clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the “non-appropriation” risk, many municipal lease obligations have not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations may be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. In order to limit certain of these risks, a Fund will limit its investments in municipal lease obligations that are illiquid, together with all other illiquid securities in its portfolio, to not more than 10% of its assets. The liquidity of municipal lease obligations purchased by a Fund will be determined pursuant to guidelines approved by the Board of Trustees.

Factors considered in making such determinations may include; the frequency of trades and quotes for the obligation; the number of dealers willing to purchase or sell the security and the number of other potential buyers; the willingness of dealers to undertake to make a market; the obligation’s rating; and, if the security is unrated, the factors generally considered by a rating agency. Municipal lease obligations will be treated as illiquid unless they are determined to be liquid pursuant to the Funds’ liquidity guidelines.

OTHER ASSET-BACKED SECURITIES (PRIME MONEY MARKET FUND AND INSTITUTIONAL PRIME MONEY MARKET FUND). Other asset-backed securities are developed from time to time and may be purchased by a Fund to the extent consistent with its investment objective and policies and with applicable law and regulations. Asset-backed securities represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. Asset-backed securities are issued by non-governmental entities and carry no direct or indirect government guarantee; the asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations.

Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are also subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund may invest in other asset-backed securities that may be developed in the future. Certain asset backed securities may be considered derivative instruments.

PARTICIPATION INTERESTS. The Fund may purchase from banks participation interests in all or part of specific holdings of municipal obligations. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Fund’s Advisor has determined meets the prescribed quality standards of the Fund. Thus either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the Fund. The Fund has the right to sell the participation back to the bank after seven days’ notice for the full principal amount of the Fund’s interest in the municipal obligation plus accrued interest, but only (a) as required to provide liquidity to the Fund, (b) to maintain a high quality investment portfolio or (c) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from the Fund in connection with the arrangement. The Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service satisfactory to the Advisor that interest earned by the Fund on municipal obligations on which it holds participation interests is exempt from federal income tax.

REPURCHASE AGREEMENTS. The Funds may invest in securities subject to repurchase agreements with approved U.S. banks or broker-dealers. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. These agreements permit the Funds to earn income for periods as short as overnight. Repurchase agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized at all times and the collateral will be marked-to-market daily. The Funds will enter into repurchase agreements only with primary dealers that report to the Federal Reserve Bank of New York or with other large U.S. commercial banks or broker-dealers. As a non-fundamental policy, no Fund will invest more than 10% of its net assets in repurchase agreements maturing in more than seven days and other illiquid investments. The Advisor will monitor collateral composition and the value of the underlying security during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. Collateral composition may vary for repurchase agreements. All repurchase agreement counterparties will be approved consistent with the Advisor’s policies and procedures. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or a broker-dealer, in exchange for cash, and agrees to repurchase the security at an agreed-upon time and price. All reverse repurchase agreement counterparties will be approved consistent with the Advisor’s policies and procedures. Engaging in reverse repurchase transactions may increase fluctuations in the market value of a Fund’s assets or yield. These transactions may be treated as borrowings by a Fund and may be deemed to create potential leverage, in that the Fund may reinvest the cash it receives in additional securities. In addition, reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund).

STAND-BY COMMITMENTS (TAX-FREE MONEY MARKET FUND AND INSTITUTIONAL TAX-FREE MONEY MARKET FUND). Consistent with the requirements of Rule 2a-7, Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund may also acquire “stand-by commitments” with respect to obligations held in their portfolios. Under a “stand-by commitment,” a dealer agrees to purchase, at the Funds’ option, specified obligations at a specified price. “Stand-by commitments” are the equivalent of a “put” option acquired by the Funds with respect to particular obligations held in its portfolio.

The amount payable to Tax-Free Money Market Fund or Institutional Tax-Free Money Market Fund upon its exercise of a “stand-by commitment” will normally be (a) the Fund’s acquisition cost of the obligation (excluding any accrued interest that the Fund paid on its acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the obligation; plus (b) all interest accrued on the obligations since the last interest payment date during the period the obligation is owned by the Fund. “Stand-by commitments” may be acquired when the remaining maturity of the underlying obligation is greater than 60 days, but will be exercisable by Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund only during the 60 day period before the maturity of the obligation. Absent unusual circumstances, Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund will value the underlying obligation on an amortized cost basis. Accordingly, the amount payable by a dealer during the time a “stand-by commitment” is exercisable is substantially the same as the value of the underlying obligation. Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund’s right to exercise “stand-by commitments” must be unconditional and unqualified. A “stand-by commitment” is not transferable by a Fund, although it may sell the underlying obligation to a third party at any time.

Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund expect that “stand-by commitments” will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for obligations that are acquired subject to a stand-by commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in a Fund’s portfolio may not exceed 1/2 of 1% of the value of the Fund’s total assets calculated immediately after each stand-by commitment is acquired.

Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund intend to enter into stand-by commitments only with dealers, banks and broker-dealers that, in the opinion of the Advisor, present minimum credit risks. The Funds’ reliance upon the credit of these dealers, banks and broker-dealers is secured by the value of the underlying obligations that are subject to the commitment. However, the failure of a party to honor a stand-by commitment could have an adverse impact on the liquidity of Tax-Free Money Market Fund or Institutional Tax-Free Money Market Fund during periods of rising interest rates.

Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund intend to acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights under stand-by commitments for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or maturity of the underlying obligation, which will continue to be valued in accordance with the amortized cost method. Stand-by commitments will be valued at zero in determining net asset value. Where Tax-Free Money Market Fund or Institutional Tax-Free Money Market Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments will not affect the average weighted maturity of Tax-Free Money Market Fund or Institutional Tax-Free Money Market Fund’s portfolio.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“Government Obligations”). Government Obligations are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. U.S. Treasury bills, which have a maturity of up to one year, are direct obligations of the United States and are the most frequently issued marketable U.S. Government security. The U.S. Treasury also issues securities with longer maturities in the form of notes and bonds. U.S. Treasury bills, notes and bonds are backed by the full faith and credit of the U.S. Treasury.

U.S. Government agency and instrumentality obligations are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies are supported by the full faith and credit of the U.S. Treasury, such as mortgage-backed certificates issued by the Government National Mortgage Association. Others, such as obligations of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, subject to certain limits. Other Government Obligations, such as obligations of the Federal National Mortgage Association, Federal Home Loan Mortgage Corp. and Tennessee Valley Authority are backed by the credit of the agency or instrumentality issuing the obligation, and in certain circumstances, also supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Still other Government Obligations, such as obligations of the Federal Farm Credit Banks, are backed only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Government repurchase agreements can be collateralized with securities issued by a U.S. Government agency.

In none of these cases, however, does the U.S. Government guarantee the value or yield of the Government Obligations themselves or the net asset value of any Fund’s shares

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES. The Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate periodically, in order to maintain the interest rate at the prevailing rate.

The Funds may also buy variable rate master demand notes. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The Funds have no limitations on the type of issuer from whom the notes will be purchased. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated, the Funds may, under their minimum rating standards, invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for other comparable debt obligations.

VARIABLE AND FLOATING RATE DEMAND MUNICIPAL OBLIGATIONS (TAX-FREE MONEY MARKET FUND AND INSTITUTIONAL TAX-FREE MONEY MARKET FUND). Variable and floating rate demand municipal obligations are tax-exempt obligations that provide for a periodic adjustment in the interest rate paid on the obligations and permit the holder to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days’ notice either from the issuer or obligor or by drawing on a bank letter of credit or comparable guarantee issued with respect to the obligations. The issuer of an obligation of this type may have a corresponding right to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon notice comparable to that required for the holder to demand payment.

The variable or floating rate demand municipal obligations in which Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund may invest are payable on demand at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 days and upon no more than 30 days’ notice. The terms of these obligations must provide that interest rates are adjustable at intervals ranging from daily up to annually. The adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the obligations. These obligations are subject to the quality characteristics for municipal obligations outlined above and described in the prospectus. Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund may invest without limitation in obligations of this type.

The principal and accrued interest payable to the Funds on demand will be supported by a letter of credit, a standby commitment or comparable guarantee of a financial institution (generally a commercial bank or insurance company) whose short-term taxable debt meets the quality criteria for investment by the Funds in municipal obligations, except in cases where the security itself meets the credit criteria of the Funds without a letter of credit or comparable guarantee. So although the underlying variable or floating rate demand obligation may not meet the particular Fund’s rating criteria, Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund in these cases will have at all times an alternate credit source to draw upon for payment with respect to the security.

Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund may also purchase participation interests in variable or floating rate obligations. These participation interests will have, as part of the participation agreement between the Funds and the selling financial institution, a demand feature that permits the Funds to demand payment from the seller of the principal amount of the Funds’ participation plus accrued interest. This demand feature will always be supported by a letter of credit or comparable guarantee provided by the selling financial institution. The financial institution will retain a service fee, a letter of credit fee and a fee for issuing commitments to purchase on demand in an amount equal to the excess of the interest paid on the variable or floating rate obligation in which the Funds have a participation interest over the negotiated yield at which the participation interest was purchased. Accordingly, Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund will purchase participation interests only when the yield to the Funds, net of fees, is equal to or greater than the yield then available on other variable rate demand securities or short-term, fixed rate, tax-exempt securities of comparable quality and where the fees are reasonable in relation to the services provided by the financial institution and the security and liquidity provided by the letter of credit or guarantee.

While variable and floating rate demand municipal obligations are expected to have maturities in excess of 397 days, the Advisor currently expects that Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund will exercise their right to demand payment of principal and accrued interest on an obligation of this type if it no longer meets the Funds’ quality standards, unless, of course, the obligation can be sold for a greater amount in the market.

INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies of each Fund, and except as otherwise indicated, may not be changed with respect to a Fund without the approval of a majority of the outstanding voting securities of that Fund which, as defined in the 1940 Act, means the lesser of (1) 67% of the shares of such Fund present at a meeting if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting shares of such Fund.

(1)

Each Fund has elected to be classified as a diversified series of an open-end management investment company and will invest its assets only in a manner consistent with this classification under applicable law.

Additionally, the Funds have the following investment restrictions and will not:

(2)	borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(3)

issue any class of senior securities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(4)

engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter under applicable laws in connection with the disposition of portfolio securities.

(5)

purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest, deal or otherwise engage in transactions in real estate or interests therein.

(6)

make loans, except as permitted under, or to the extent not prohibited by, the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(7)

concentrate its investments in the securities of issuers primarily engaged in the same industry, as that term is used in the 1940 Act and as interpreted or modified from time to time by a regulatory authority having jurisdiction, except that (i) with respect to Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund, this restriction will not apply to tax-free municipal obligations; (ii) with respect to Prime Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund, this restriction will not apply to securities issued or guaranteed by United States banks or United States branches of foreign banks that are subject to the same regulation as United States banks; and (iii) this restriction will not apply to a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. With respect to Prime Money Market Fund and Institutional Prime Money Market Fund, if the issuer of a security is within a given industry and the security is guaranteed by an entity within a different industry, the industry of the guarantor rather than that of the issuer shall be deemed to be the industry for purposes of applying the foregoing test.

(8)

purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

Supplemental (Non-Fundamental) Clarification of Certain Fundamental Investment Policies/Restrictions

For purposes of investment policy number 1, for a municipal obligation backed only by the assets and revenues of a non-governmental user, such user is deemed to be the issuer; such issuers to the extent their principal business activities are in the same industry, are also subject to investment policy number 7. For purposes of investment restriction number 7, public utilities are not deemed to be a single industry but are separated by industrial categories, such as telephone or gas utilities.

For purposes of investment restriction number 7, the Funds’ concentration policy shall not apply to tax-exempt municipal obligations. For purposes of investment restriction number 7, the Funds that are permitted to invest in participation interests consider both the selling bank and the issuer of the municipal obligation to be an issuer of the participation interest.

For fundamental policy number 1, above, with respect to Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund, for purposes of determining whether a proposed purchase would result in the Fund investing 5% or more of that portion of its total assets which is subject to the diversification test in the securities of a particular issuer, which 5% requirement is a component of current requirements for diversified funds, the non-governmental user of facilities financed by industrial development or pollution control revenue bonds and a financial institution issuing a letter of credit or comparable guarantee supporting a variable rate demand municipal obligation are considered to be issuers.

For investment restriction number 7, with respect to Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund, “municipal obligations” means tax-free municipal obligations. Accordingly, investment restriction 7 does not apply to investments by either Fund in tax-free municipal obligations although the restriction would apply to any investments by either Fund in taxable municipal obligations.

Additional Fundamental Policies Applicable to Certain Funds

Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund invest in debt obligations issued by or on behalf of any state, territory or possession of the United States or the District of Columbia or their political subdivisions, agencies or instrumentalities, and participation interests in these debt obligations, the interest on which is, in the opinion of counsel for the issuer, wholly exempt from federal income taxation. As a matter of fundamental policy, under normal market conditions, Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund must invest at least 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in these tax-exempt securities.

Non-Fundamental Investment Restrictions. Certain Funds also are subject to restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees without shareholder approval. These non-fundamental policies/restrictions are described below.

Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund

Each of Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund may not:

1.	pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings;

2.	invest more than 10% of its assets in all forms of illiquid securities, as set forth in this SAI under “Investment Policies - Illiquid Investments; and Restricted Securities.”

U.S. Government Money Market Fund. U.S. Government Money Market Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 of the 1940 Act whereby, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, must be invested in U.S. Government Securities (defined above) and in repurchase agreements secured by them. However, under normal market conditions, the Advisor will attempt to keep substantially all of the Fund’s assets invested in these instruments. U.S. Government Money Market Fund has also adopted a policy to provide shareholders with at least 60 days’ notice in the event of a planned change in its 80% policy. Any such notice to shareholders will meet the requirements of Rule 35d-1(c) of the 1940 Act.

Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund. Each Fund has adopted a non-fundamental investment policy/restriction to not purchase securities that are not municipal obligations and the income from which is subject to federal income tax, if such purchase would cause more than 20% of its total assets to be invested in such securities, except that each Fund may invest more than 20% of its total assets in such securities during other than normal market conditions. Bonds subject to the alternative minimum tax are considered taxable for this test.

Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund. Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund may not:

1.	invest more than 10% of its net assets in illiquid investments including but not limited to repurchase agreements maturing in more than seven days;

2.	pledge, mortgage or hypothecate its assets, except that to secure permitted borrowings; or

3.	sell securities short or purchase securities on margin, except for such short-term credits as are necessary for clearance of portfolio transactions.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases

Neither the Funds nor the entities that provide services to them (the “Fund Complex”) will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. Examples of improper transaction requests may include lack of a medallion signature guarantee when required, lack of proper signatures on a redemption request or a missing social security or tax ID number. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Shares of the Funds may be purchased directly from the Funds without this brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from the Funds’ transfer agent or your financial consultant at cost, and may be subject to a minimum charge of $5 per account, per year requested.

The shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. The Funds reserve the right in their sole discretion to redeem shares involuntarily or to reject purchase orders when, in the judgment of Fund management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds who hold shares through other financial intermediaries.

The Funds reserve the right to refuse to accept orders for shares of a Fund unless accompanied by payment but may choose not to refuse the order if indemnified against losses resulting from the failure of investors to make a payment. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted from placing further orders.

Sales (Redemptions)

The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

The Funds will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a proper redemption request has been received usually no later than the third business day after it is received. The Funds must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. You can avoid this delay by purchasing shares with a federal fund wire. The Telephone/Fund Web Site Redemption Service may only be used for non certificated shares held in an open account. The Funds reserve the right to refuse a telephone or fund web site redemption request. The Funds may pay such redemption by wire or check. The Funds may reduce or waive the $10 charge for wiring redemption proceeds in connection with certain accounts.

Withdrawal by draft (check) is limited to the Prime Money Market Fund (other than in accounts opened through RBC Capital Markets, introducing brokers that clear transactions through RBC Correspondent Services or RBC Advisor Services). These Funds may accept drafts on the form provided by the Fund without the necessity of an accompanying guarantee of signature, and drawn on the registered shareholder account, to redeem sufficient shares in the registered shareholder account and to deposit the proceeds in a special account at the custodian for transmission through the commercial banking system to the credit of the draft payee. The drafts must be in at least the amount of $500 with a maximum of $100,000 total per day in drafts, and may be drawn only against shares held in an open account (no certificate outstanding). The Fund and the Advisor may refuse to honor drafts where there are insufficient open account shares in the registered account, or where shares to be redeemed which were purchased by check have been held for less than 15 days, and if the specific conditions relating to this privilege as well as the general conditions set out above are not met.

Due to the high cost of maintaining smaller accounts, the Funds have retained the authority to close shareholder accounts whose value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions but not as the result of market action. An account may be closed if the account value remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund’s intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund’s net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “How Share Price is Determined” in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the primary markets is restricted by applicable rules and regulations of the SEC; (b) the primary markets are closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets. Each Fund may redeem shares involuntarily if redemption appears appropriate in light of the Trust’s responsibilities under the 1940 Act.

Shares

Classes of the Funds are sold on a continuous basis by the Funds’ Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The Institutional Prime and Institutional Tax-Free Money Market Funds offer only one class of shares. The Prime, U.S. Government, and Tax-Free Money Market Funds each have five classes of shares, Institutional Class 1, Institutional Class 2, Select Class, Reserve Class, and Investor Class. Eligibility for each share class of the Prime, U.S. Government, and Tax-Free Money Market Funds is described in the Prospectus.

EXCHANGE OF FUND SHARES

As described in the Prospectus, the Prime Money Market Fund offers convenient ways to exchange Institutional Class 1 shares of the Fund for shares of Tamarack Equity and Fixed Income Funds and vice versa. Shares of a Tamarack Equity or

Fixed Income Fund exchanged within 30 days of purchase will be subject to a redemption fee of 2% of the value of the shares exchanged. The Funds also reserve the right to limit exchanges.

Select Class, Reserve Class, and Investor Class shares of the Prime, U.S. Government, and Tax-Free Money Market Funds may be exchanged for shares of the same class of another Tamarack Money Market Fund by contacting your financial consultant at RBC Wealth Management, correspondent firm, or RBC Advisor Services. Select Class, Reserve Class and Investor Class shares of the Prime, U.S. Government, and Tax-Free Money Market Funds are not eligible to be exchanged for shares of other Tamarack Funds.

The Funds reserve the right to reject any exchange for any reason. Additionally, you must meet the minimum investment requirement of the Fund and/or share class you are exchanging into and the names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. Before engaging in an exchange transaction, a shareholder should obtain and read carefully the Prospectus describing the Fund into which the exchange will occur.

The Trust may terminate or amend material terms of the exchange privilege as to any Fund at any time upon 60 days notice to shareholders.

MANAGEMENT

TRUSTEES AND OFFICERS

The Board of Trustees (individually, “Trustees”) governs the Trust. The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds and the conduct of the Trust’s business. In addition, the Board of Trustees reviews contractual arrangements with companies that provide services to the Trust and review the Funds’ performance.

The age, address and principal occupations for the past five years of each Trustee and executive officer of the Trust are listed below. Each Trustee and officer serves in such capacity for an indefinite period of time until their removal, resignation or retirement. No Trustee serves as a director or trustee of another mutual fund.

INDEPENDENT TRUSTEES

Name, Age and Address(1)	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee

T. Geron Bell (67)	Indefinite (Trustee since January 2004)	President of Twins Sports, Inc. (parent company of the Minnesota Twins)(2002 to present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987 to 2002)	15	None

Lucy Hancock Bode (57)	Indefinite(Trustee since January 2004)	Healthcare consultant (self-employed)	15	BioSignia

Leslie H. Garner Jr. (58), Cornell College. 600 First Street SW Mt. Vernon, IA 52314	Indefinite (Trustee since January 2004)	President, Cornell College	15	None

Ronald James (57)	Indefinite (Trustee since January 2004)	President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to present)	15	Best Buy Co. Inc.; Bremer Financial Corporation

John A. MacDonald (59)	Indefinite, (Trustee since January 2004)	Chief Investment Officer, Hall Family Foundation	15	None

H. David Rybolt (66)	Indefinite (Trustee since January 2004)	Consultant, HDR Associates (management consulting)	15	None

James R. Seward (56)	Indefinite (Trustee since January 2004)	Private investor (2000 to present); CFA	15	Syntroleum Corp.; Brookdale Senior Living Inc.

William B. Taylor (63)	Indefinite (Trustee since September 2005)	Consultant (2003 to present); prior thereto Partner (until 2003) Ernst & Young LLP	15	J.E.Dunn Vermont Assurance

INTERESTED TRUSTEE

Erik R. Preus (43)(2)	Indefinite (Trustee since September 2005)

President and Chief Executive Officer, Tamarack Funds Trust (2006 to present); Head of Retail Asset Management, Voyageur Asset Management (2006 to present); Director, President and Chief Executive Officer, Tamarack Distributors Inc. (2005 to present); Chief Operating Officer, Voyageur Asset Management (2005-2006); Director, Investment Consulting Services, RBC Dain Rauscher Inc; (2004-2005); Director, Voyageur Advisory Services; Voyageur Asset Management (2003-2004); Senior Vice President, Divisional Sales Manager, PIMCO Allianz Investments, and its predecessor firm, Nicholas Applegate (2001-2003)

			15	None

(1)	Unless otherwise specified, the mailing address for each Trustee is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2)	Erik R. Preus has been determined to be an interested Trustee by virtue of his affiliation with the Trust.

Executive Officers(1)

Name, Age And Address	Position, Term Of Office And Length Of Time Served With The Trust	Principal Occupation(s) During Past 5 Years

Erik R. Preus (43)	President and Chief Executive Officer since September 2006.

Head of Retail Asset Management, Voyageur Asset Management (2006 to present), Chief Operating Officer (2005-2006), Voyageur Asset Management; Director, Investment Consulting Services, RBC Dain Rauscher Inc; (2004-2005); Director, Voyageur Advisory Services; Voyageur Asset Management (2003-2004); Senior Vice President, Divisional Sales Manager, PIMCO Allianz Investments, and its predecessor firm, Nicholas Applegate (2001-2003)

James A. Gallo (44)	Treasurer since October 2007	Senior Vice President and Managing Director, PNC Global Investment Servicing (U.S.) Inc. (2002 to present); Vice President and Executive Director, Morgan Stanley (1998-2002)

David P. Lux (53)	Chief Financial Officer and Principal Accounting Officer since September 2005

Vice President and Director, Mutual Funds, Voyageur Asset Management (2006 to present), Director, Tamarack Distributors Inc. (2006 to present); Treasurer, Tamarack Funds Trust (2005-September 2007); Controller, Tamarack Funds Trust (2004-2005); Vice President and Mutual Funds Finance Manager, Voyageur Asset Management (2004 to 2006); Senior Financial Analyst, Voyageur Asset Management (2003-2004); Senior Financial Analyst, RBC Dain Rauscher (1995-2003)

Martin A. Cramer (58)	AML Compliance Officer and Privacy Officer since January 2004 and Vice President since September 2006

Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003 to present); Chief Compliance Officer, Tamarack Distributors Inc. (2008 to present); Vice President, Tamarack Distributors Inc. (2007 to present); Senior Compliance Officer, Tamarack Funds (2006-2007); Chief Compliance Officer, Tamarack Funds (2004-2006); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, Jones & Babson (mutual fund management and distribution company)(1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer(2003-2004)[2]; and formerly Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds[3] (2001-2003)

Kathleen A. Gorman (44)	Chief Compliance Officer (“CCO”) since April 2006 and Assistant Secretary since September 2006

Chief Compliance Officer, Voyageur Asset Management (2006 to present), Director, Asset Management Compliance, RiverSource Investments (2004-2006); Senior Compliance Officer, U.S. Bancorp Asset Management (2000-2004)

Lee Greenhalgh (37)	Chief Legal Officer and Secretary since 2008

Associate General Counsel, RBC Capital Markets Holdings (USA) Inc. (2006 to Present); Asset Management Compliance, RiverSource Investments (2004-2006); Procurement Attorney, Ameriprise Financial (2002-2004); Associate Attorney, Dorsey & Whitney LLP (1999-2002)

John M. Huber (40)	Chief Investment Officer, Fixed Income Products since February 2005	Chief Investment Officer, Fixed Income, Voyageur Asset Management (2004 to present); Senior Portfolio Manager, Galliard Capital Management (1995-2004)

Nancy M. Scinto (49)	Chief Investment Officer, Equity Products since January 2004

Director of Growth Equity Investments, Voyageur Asset Management (2008 to present); Director of Research, Voyageur Asset Management (2003 - 2008); Managing Director, Voyageur Asset Management (1999 to present)

Gordon Telfer (42)	Portfolio Strategist since March 2004

Head of Growth Equities, Voyageur Asset Management (2008 to present); Senior Portfolio Manager, Voyageur Asset Management (2004-2008), Managing Director, Voyageur Asset Management (2007 to present); Vice President, Voyageur Asset Management (2004-2007); Senior Portfolio Manager, Alliance Capital Management (2000-2003); Senior Vice President, Global Strategist, Scudder Kemper Investments (1997-2000)

(1)	The address of each officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

(2)

Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc. and Investors Mark Series Fund, Inc.

(3)

The Buffalo Fund Complex consists of Buffalo Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

The Trust has an Audit Committee, consisting of Trustees that are not “interested persons” of the Trust as that term is defined by the 1940 Act (the “Independent Trustees”). Current members are Messrs. Garner, Rybolt and Taylor. The Audit Committee acts as a liaison between the Funds’ independent auditors and the Board of Trustees. As set forth in its charter, the Audit Committee has the responsibility, among other things, to (1) approve the appointment of the independent auditors and recommend the selection of the independent auditors to the Board of Trustees for ratification by the Independent Trustees; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Funds’ basic accounting system and the effectiveness of the internal accounting controls of the Funds and their service providers. For the fiscal year ended September 30, 2008, the Audit Committee met four times.

The Trust has a Nominating Committee that is currently composed of the following Independent Trustees: Ms. Bode and Messrs. James and Rybolt. In the event of vacancies on, or increases in the size of, the Board, the Nominating Committee is responsible for evaluating the qualifications of and nominating all persons for appointment or election as Trustees of the Trust. Candidates may be identified by the Nominating Committee, management of the Trust or Trust shareholders. The Nominating Committee may utilize third-party services to help identify and evaluate candidates. In addition, the Nominating Committee identifies individuals qualified to serve as Independent Trustees of the Trust and recommends its nominees for consideration by to the full Board. For non-Independent Trustees, the Nominating Committee will look to the President of the Trust to produce background and other reference materials necessary for the Nominating Committee to consider non-Independent Trustee candidates. The Nominating Committee does consider Independent Trustee candidates recommended by shareholders of the Trust. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Tamarack Funds, should be submitted to the Chair of the Committee at the address maintained for communications with Independent Trustees. The Nominating Committee will evaluate shareholder candidates using the same criteria applied to other Independent Trustee candidates along with additional requirements as listed in the Nominating Committee charter. For the fiscal year ended September 30, 2008, the Nominating Committee did not meet.

The Trust has a Corporate Governance Committee that is currently composed of the following Independent Trustees: Ms. Bode and Messrs. James and Rybolt. The Board of Trustees has developed a set of Principles of Corporate Governance to guide the Board and the Corporate Governance Committee in considering governance issues. The Corporate Governance Committee is responsible for reviewing the Governance Principles periodically and, if deemed appropriate, recommending changes to the Board of Trustees. The Board of Trustees will then consider whether to approve the changes. The Corporate Governance Committee is also responsible for evaluating the performance of the Board of Trustees and the Trust in light of the Governance Principles, considering whether improvements or changes are warranted, and making recommendations for any necessary or appropriate changes. For the fiscal year ended September 30, 2008, the Corporate Governance Committee met four times.

The Trust has a Valuation, Portfolio Management and Performance Committee currently comprised of Messrs. Bell, Preus, MacDonald and Seward. As set forth in its charter, the primary duties of the Trust’s Valuation Committee are: (1) to review the actions of the Trust’s Pricing Committee and to ratify or revise such actions; (2) to review and recommend for Board approval pricing agents to be used to price Fund portfolio securities; (3) to recommend changes to the Trust’s Pricing and Valuation Procedures, as necessary or appropriate; (4) to obtain from the Funds’ portfolio managers information sufficient to permit the Valuation Committee to evaluate the Funds’ performance, use or proposed use of benchmarks and any additional indexes, and compliance with their investment objectives and policies; (5) to investigate matters brought to its attention within the scope of its duties; (6) to assure that all its actions are recorded in minutes of its meetings and maintained with the Funds’ records; and (7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Valuation Committee may deem necessary or appropriate. For the fiscal year ended September 30, 2008, the Valuation Committee met four times.

The Trust has a Compliance Committee currently comprised of Messrs. Bell, Garner, and James. As set forth in its charter, the Compliance Committee’s primary duties and responsibilities, include: developing and maintaining a strong compliance program by providing a forum for the Independent Trustees to consider compliance matters; assisting the Board in its oversight pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended; formulating action to be taken with respect to the Trust’s compliance program or the Trust’s key service providers’ programs, or related matters; and participating in industry forums and/or reviews on regulatory issues as appropriate. For the fiscal year ended September 30, 2008, the Compliance Committee met four times.

As of October 31,2008, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each class of each of the Funds, except as indicated below:

Fund	Class	% of Class Owned

Large Cap Growth Fund	I	6.25%
SMID Cap Growth Fund	I	1.59%
SMID Cap Growth Fund	S	4.86%
Enterprise Fund	A	1.90%

The table below shows the value of each Trustee’s holdings in the Tamarack Funds as of December 31, 2007.

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Independent Trustees

T. Geron Bell		$10,001 to $50,000
Tamarack Prime Money Market Fund	$1 to $10,000
Tamarack Mid Cap Growth Fund	$10,001 to $50,000

Lucy Hancock Bode		$10,001 to $50,000
Tamarack Microcap Value Fund	$10,001 to $50,000

Leslie H. Garner Jr.		Over $100,000
Tamarack Large Cap Growth Fund	$50,001 to $100,000
Tamarack Mid Cap Growth Fund	$10,001 to $50,000
Tamarack SMID Cap Growth Fund	$10,001 to $50,000

Ronald James		$10,001 to $50,000
Tamarack Enterprise Fund	$10,001 to $50,000

John A. Macdonald		$10,001 to $50,000
Tamarack Mid Cap Growth Fund	$10,001 to $50,000
Tamarack Microcap Value Fund	$10,001 to $50,000

H. David Rybolt		Over $100,000
Tamarack Large Cap Growth Fund	$1 to $10,000
Tamarack Mid Cap Growth Fund	$10,001 to $50,000
Tamarack Value Fund	$50,001 to $100,000
Tamarack Enterprise Fund	$50,001 to $100,000
Tamarack Microcap Value Fund	$10,001 to $50,000
Tamarack Quality Fixed Income Fund	$50,001 to $100,000

James R. Seward		Over $100,000
Tamarack Large Cap Growth Fund	Over $100,000
Tamarack Mid Cap Growth Fund	Over $100,000
Tamarack SMID Cap Growth Fund	Over $100,000
Tamarack Value Fund	Over $100,000
Tamarack Enterprise Fund	Over $100,000
Tamarack Small Cap Core Fund	Over $100,000
Tamarack Microcap Value Fund	Over $100,000

William B. Taylor		$10,001 to $50,000
Tamarack SMID Cap Growth Fund	$10,001 to $50,000
Tamarack Enterprise Fund	$10,001 to $50,000
Tamarack Small Cap Core Fund	$10,001 to $50,000
Tamarack Microcap Value Fund	$10,001 to $50,000

Interested Trustee

Erik Preus		Over $100,000
Tamarack Prime Money Market Fund	Over $100,000
Tamarack Mid Cap Growth Fund	$10,001 to $50,000

Independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, Administrator or Distributor) receive from the Trust an annual retainer of $20,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board of Trustees meeting attended, a meeting fee of $1,000 for each telephonic meeting attended, and a $1,000 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are directors, officers or employees of the Advisor, Administrator or Distributor do not receive compensation from the Trust. The table below sets forth the compensation received by each Trustee from the Trust during the Trust’s fiscal year ended September 30, 2008.

	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation for Fund Complex Paid to Trustee

Independent Trustees

T. Geron Bell	$44,500	None	None	$44,500
Lucy Hancock Bode	42,000	None	None	42,000
Leslie H. Garner, Jr.	45,500	None	None	45,500
Ronald James	45,500	None	None	45,500
John A. MacDonald	43,500	None	None	43,500
H. David Rybolt	44,500	None	None	44,500
James R. Seward	45,000	None	None	45,000
William B. Taylor	45,000	None	None	45,000

Interested Trustee

Erik R. Preus	None	None	None	None

PRINCIPAL SHAREHOLDERS

As of October 31, 2008, the following individuals owned 5% or more of the indicated class of shares of each Fund:

TAMARACK PRIME MONEY MARKET FUND

Name & Address	Shares Owned	%

RBC WEALTH MANAGEMENT SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS MINNEAPOLIS MN	10,173,397,947.34	99.8%

TAMARACK U.S. GOVERNMENT MONEY MARKET FUND

Name & Address	Shares Owned	%

RBC WEALTH MANAGEMENT SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS MINNEAPOLIS MN	3,381,670,171.08	99.9%

TAMARACK TAX-FREE MONEY MARKET FUND

Name & Address	Shares Owned	%

RBC WEALTH MANAGEMENT SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS MINNEAPOLIS MN	959,936,847.84	100.0

TAMARACK INSTITUTIONAL PRIME MONEY MARKET FUND

Name & Address	Shares Owned	%

RBC WEALTH MANAGEMENT SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS MINNEAPOLIS MN	1,504,306,928.53	95.0%

TAMARACK INSTITUTIONAL TAX-FREE MARKET FUND

Name & Address	Shares Owned	%

RBC WEALTH MANAGEMENT SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS MINNEAPOLIS MN	516,936,355.60	91.4%

A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a “control person” (as defined under applicable securities laws) of the Fund. “Control” is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of a fund. A control person may be able to take actions regarding a Fund it controls without the consent or approval of other shareholders.

INVESTMENT ADVISOR

Voyageur, 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, serves as investment advisor to the Funds pursuant to Investment Advisory Agreements dated as of April 16, 2004. Voyageur is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies. It provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. The company employs approximately 70,000 people who serve more than 15 million personal, business and public sector clients through offices in North America and some 34 countries around the world.

As of September 30, 2008, Voyageur’s investment team managed approximately $32.9 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private non-profits, foundations, endowments and healthcare organizations. For its services to the Funds, the Advisor receives from each Fund a fee at an annual rate based on each Fund’s average daily net assets. Each class of shares of the Funds pays its respective pro rata portion of the advisory fees payable by the Fund. The rates for each Fund are as follows:

Fund	Fee Rate As a Percentage of Average Daily Net Assets

Tamarack Prime Money Market Fund	0.10%

Tamarack U.S. Government Money Market Fund	0.10%

Tamarack Tax-Free Money Market Fund	0.10%

Tamarack Institutional Prime Money Market Fund	0.25%

Tamarack Institutional Tax-Free Money Market Fund	0.25%

Under the terms of the Investment Advisory Agreements for the Funds between the Trust and the Voyageur, the investment advisory services of the Advisor to the Funds are not exclusive. The Advisor is free to, and does, render investment advisory services to others.

Each Investment Advisory Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Investment Advisory Agreements or interested persons of any such parties, at a meeting called for the purpose of voting on the Investment Advisory Agreements, held on March 11, 2004, and by the Funds’ sole initial shareholder on April 16, 2004. The Investment Advisory Agreement for each Fund will remain in effect for one year and will continue thereafter for each Fund only as long as such continuance is approved at least annually (i) by vote of the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

Each Investment Advisory Agreement may be terminated with respect to a Fund at any time without payment of any penalty, by a vote of a majority of the outstanding securities of that Fund (as defined in the 1940 Act) or by a vote of a majority of the Trust’s entire Board of Trustees on 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. An Investment Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the fiscal years ended September 30, 2006 2007, and 2008. the amounts of the advisory fees earned by the Advisor and the amounts of the reduction in fees and reimbursement of expenses by the Advisor as a result of the expense limitations, were as follows:

	Fiscal Year ended September 30, 2008		Fiscal Year ended September 30, 2007		Fiscal Year ended September 30, 2006

	Contractual Advisory Fees	Advisory Fees Waived and/or Reimbursed by Advisor	Contractual Advisory Fees	Advisory Fees Waived and/or Reimbursed by Advisor	Contractual Advisory Fees	Advisory Fees Waived and/or Reimbursed by Advisor

PRIME MONEY MARKET FUND	$ 45,228,214	$ 0	$40,501,946	$0	$34,975,024	$9,551,565

U.S. GOVERNMENT MONEY MARKET FUND	$ 6,698,072	$ 0	$3,375,437	$0	$3,076,752	$0

TAX-FREE MONEY MARKET FUND	$ 4,927,314	$ 0	$4,298,791	$0	$4,198,860	$1,293,186

INSTITUTIONAL PRIME MONEY MARKET FUND	$ 5,007,046	$ 0	$3,697,371	$0	$2,577,102	$0

INSTITUTIONAL TAX-FREE MONEY MARKET FUND	$ 1,702,711	$ 0	$1,245,573	$0	$1,059,567	$0

PROXY VOTING POLICIES

The Trust has adopted Proxy Voting Policies that delegate the responsibility for voting proxies to Wells Fargo Bank, N.A., the Trust’s Custodian, in accordance with its proxy voting guidelines, subject to oversight by the Trust’s Board of Trustees. The Proxy Voting Policies of the Trust and Wells Fargo Bank, N.A. are attached as Appendix B and Exhibit A, respectively.

The policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information on how the Funds voted these proxies during the most recent twelve-month period ended June 30, 2008 is available (i) without charge, upon request, by calling 1-800-422-2454; and (ii) on the SEC’s website at http://www.sec.gov.

DISTRIBUTION OF FUND SHARES

TDI is principal underwriter for shares of the Money Market Funds. The Distributor is located at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402. The Distributor is an affiliate of Voyageur. The Distributor serves pursuant to a Distribution contract, which specifies the obligations of the Distributor with respect to offers and sales of Fund shares. Each Distribution contract provides, among other things, that the Distributor may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds’ shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

Additional Payments. The Distributor, Administrator and/or the Advisor may make additional payments, out of their own resources and at no additional cost to the Funds or their shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services and/or the distribution of the Funds’ shares. No one factor is determinative of the type or amount of such additional payments to be provided and all factors are weighed in the assessment of such determination. Generally, no Intermediary is precluded from considering any of these factors in negotiating such additional payments on its behalf and, unless otherwise disclosed as a special arrangement, no Intermediary is precluded from negotiating the same or similar additional payments arrangement on the same terms as another Intermediary. The Advisor also may make inter-company payments out of its own resources, and at no additional cost to the Funds or shareholders, to RBC Capital Markets in recognition of administrative and distribution-related services provided by RBC Capital Markets to shareholders. In addition, certain Intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants. Financial consultants and other registered representatives of Intermediaries may receive compensation payments from their firms in connection with the distribution or servicing of Fund shares.

SHAREHOLDER ACCOUNT AND DISTRIBUTION SERVICES PLAN (Institutional Class 2, Select Class, Reserve Class, and Investor Class of the Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund)

The Trust has adopted a Shareholder Account and Distribution Services Plan (the “12b-1 Plan”) with respect to Institutional Class 2, Select Class, Reserve Class, and Investor Class of the Prime Money Market, U.S. Government Money Market, and Tax-Free Money Market Funds pursuant to Rule 12b-1 under the 1940 Act. The Distributor performs various shareholder account and distribution services for owners of Fund shares who maintain evidence of their Fund shares with RBC Capital Management Corporation in a master account. The Distributor is compensated for its services to the Funds pursuant to a Shareholder Account and Distribution Services Agreement (the “Agreement”).

On May 20, 2008, the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan, adopted the 12b-1 Plan for Institutional Class 2, Select Class, Reserve Class, and Investor Class shares of the Funds and approved the Agreement. The 12b-1 Plan was approved by the Funds’ initial sole shareholder on November 21, 2008. Under the 12b-1 Plan, the Trust will compensate the Distributor for its efforts and expenses incurred in connection with the distribution and marketing of shares of the Funds directly and through its correspondents, and the servicing of shareholder accounts of its customers and those of its correspondents. Compensation payable by each Fund shall be subject to the following annual limits: 0.15% for Institutional Class 2 Shares, 0.80% for Select Class, 0.90% for Reserve Class, and 1.00% for Investor Class. All of the 0.15% for Institutional Class 2, and up to 0.25% of the annual 12b-1 fee for Select, Reserve, and Investor Classes may be designated as a “service fee”. The 12b-1 fee is paid monthly on the basis of average daily net assets within ten business days following the end of the month covered by such payment

Under the Agreement, the services for which the Distributor will be compensated will include the following: (i) the maintenance of separate records for each customer and individual account, which records shall reflect shares purchased and redeemed and share balances; (ii) the disbursement or crediting to individual accounts of customers of all proceeds of redemptions of Fund shares and all dividends and other distributions not reinvested in Fund shares; (iii) the preparation and transmittal to customers of periodic account statements showing the total number of shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by the customer during the period covered by the statement, and the dividends and other distributions paid to the customer during the statement period (whether paid in cash or reinvested in Fund shares); (iv) the preparation and proper transmittal of all required tax reporting to the Internal Revenue Service, state taxing authorities and the customers and the accounting for, reporting and submitting of withholding taxes, as required by applicable law, on all individual accounts; (v) the transmittal to customers of proxy materials, reports, and other information required to be sent to shareholders under applicable federal and state securities and other laws, and, upon request of the Trust, the transmittal to customers of material communications necessary and proper for receipt by all beneficial shareholders of the Funds; (vi) the transmittal to the Trust and its transfer agent each business day of the net purchase and redemption orders by and on behalf of the customers during such day; (vii) the transmittal to the Trust or its designee of such periodic reports or information as is necessary to enable the Trust to comply with state Blue Sky requirements; (viii) receiving, tabulating and transmitting to the Fund proxies executed with respect to meetings of shareholders of the Fund; (ix) answering inquiries regarding account status and history, the manner in which purchases and redemptions of the shares may be effected, and other matters pertaining to the Funds; (x) assisting in designating and changing dividend options, account designations and addresses; (xi) assisting in responding to regulatory inquiries regarding the master accounts, individual accounts, customers and the Funds, (xii) arranging for the wiring of funds; (xiii) transmitting and receiving funds in connection with orders to purchase or redeem Shares; (xiv) verifying and guaranteeing signatures in connection with redemption orders, transfers among and changes in individual accounts; (xv) performing additional dividend disbursing and shareholder account services with respect to the master accounts, the individual accounts and the customers as the Trust shall reasonably request from time to time; and (xvi) acting as the Trust’s agent in administering the share class eligibility feature under the Money Market Funds’ Multi-Class Plan Pursuant to Rule 18f-3.

A Fund is not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed to the Distributor.

Both the 12b-1 Plan and the Agreement provide that each shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no financial interest in the operation of the 12b-1 Plan or Agreement, vote annually to continue the 12b-1 Plan and the Agreement. The 12b-1 Plan and the Agreement may be terminated without penalty upon at least 60 days’ notice by the Distributor or the Advisor, or by the Trust by vote of a majority of the Independent Trustees. The 12b-1 Plan may be terminated by vote of a majority of the outstanding shares (as defined in the 1940 Act) of the applicable Fund or Class. With respect to any Fund and Class for which the Plan is not terminated, the Plan will continue in effect

For the fiscal year ended September 30, 2008, no 12b-1 fees were paid by the Prime Money Market, U.S. Government Money Market, and Tax-Free Money Market Funds because Institutional Class 2, Select, Reserve, and Investor Class shares commenced sales on November 21, 2008.

ADMINISTRATIVE SERVICES

Voyageur serves as Co-Administrator to the Funds. Voyageur provides certain administrative services necessary for the operation of the Funds, including among other things, (i) responding to inquiries from shareholders, brokers, dealers and registered representatives of the Funds, (ii) preparing the Trust’s registration statement, proxy statements and all annual and semi annual reports to Fund shareholders and (iii) general supervision of the operation of the Funds, including coordination of the services performed by the Funds’ Advisor, Distributor, custodians, independent accountants, legal counsel and others. In addition, Voyageur furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds’ officers, employees and Trustees affiliated with Voyageur. Effective November 21, 2008, for administrative services provided to Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund, Voyageur does not receive from these Money Market Funds a fee payable monthly of the average daily net assets.

PNC Global Investment Servicing (U.S.) Inc. (“PNC”) serves as Co-Administrator to the Funds and provides facilities, equipment and personnel to carry out certain administrative services related to the Funds. PNC also serves as the fund accounting agent for each of the Funds and provides certain accounting services such as computation of the Funds’ net asset value and maintenance of the Funds’ books and financial records. PNC receives a fee for its services payable by the Funds based on the Funds’ average net assets. PNC became the Funds’ co-administrator and fund accounting agent on October 8, 2007. PNC did not receive any fees for the fiscal year ended September 30, 2006 or 2007, but received the following fees for 2008:

Administration Fees

Fiscal Year Ended	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund	Institutional Prime Money Market Fund	Institutional Tax-Free Money Market Fund

September 30, 2008	$533, 907	$90,522	$48,124	$98,188	$33,316

For the fiscal years ended September 30, 2006, 2007 and 2008, the administration fees paid to Voyageur for each Fund were as follows:

Administration Fees

Fiscal Year Ended	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund	Institutional Prime Money Market Fund	Institutional Tax-Free Money Market Fund

September 30, 2008	$24,113,921	$4,605,765	$2,033,478	$0	$0

September 30, 2007	$15,425,283	$2,232,457	$ 905,914	$0	$0

September 30, 2006	$20,640,597	$2,019,110	$2,099,430	$0	$0

The Administration Agreements for each Money Market Fund were approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Agreements or interested persons of such parties, at a meeting held March 11, 2004. The Administration Agreements may be terminated with respect to any Fund at any time, without the payment of any penalty, by the Board or by the vote of a majority (as defined in the 1940 Act) of that Fund, or by the Administrator, upon 60 days’ written notice to the other party.

The PNC Agreement for each Money Market Fund was approved by the Board of Trustees, including a majority of Trustees who are not parties to the Agreements or interested persons of such parties, by unanimous written consent dated September 7, 2007.

DETERMINATION OF NET ASSET VALUE

Pricing of Fund Shares

NAV Calculation Times

The Funds normally calculate their share price twice daily, at 3:30 p.m. Eastern time and at the close of each business day or 4:00 p.m. Eastern time, whichever is earlier, on days that the primary trading markets for the Fund’s portfolio instruments are open. A Fund’s share price is its net asset value (“NAV”) per share, which is the value of the Fund’s net assets divided by the number of its outstanding shares. Each Fund seeks to maintain a stable NAV of $1.00 per share.

When Orders are Priced

A purchase order for shares is priced at the NAV next calculated after your order is received in good order by the Fund or its agent, including any special documentation that may be required in certain circumstances, and the form of payment has been converted to federal funds. For example, a purchase of shares of Prime Money Market Fund that is received before 3:30 p.m. Eastern Time would be priced at the NAV calculated at 3:30 p.m. Eastern Time and would be eligible to receive dividends declared on that day. A purchase order that is received after 3:30 p.m. Eastern Time, but prior to the close of the business day would be priced at the NAV calculated at the close of the business day and would be eligible to receive dividends declared on the next business day.

The net asset value per share for each class of shares of each Fund normally is determined, and its shares are priced, on each day, Monday through Friday, that the New York Stock Exchange (“NYSE”) is open or the primary trading markets for the Fund’s portfolio investments are open (each, a “Valuation Day”). The net asset value per share of each class of shares of the Funds is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of such class’s outstanding shares. All expenses, including fees paid to the Advisor and Administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

Valuation of Portfolio Securities

The Money Market Funds value their portfolio securities using the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premiums, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes to the prevailing interest rates.

All Money Market Funds will be valued periodically (normally weekly) to determine the extent of deviation, if any, of the current net asset value per share of each Fund using market values of each Fund’s securities from such Fund’s $1.00 amortized cost net asset value. In determining the market value of any security, actual quotations or estimates of market value provided by an approved pricing service may be used. If quotations are not available, and the pricing service is unable to provide an estimated market value, then securities may be valued at their fair value as determined in good faith under the Trust’s pricing and valuation procedures.

If the value of a given security or other asset of a Fund cannot be determined by any approved pricing service or a significant valuation event has occurred, the value will be determined in a manner that most fairly reflects the security’s (or asset’s) “fair value,” which is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination will be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. A significant valuation event may include one or more of the following: (i) a significant event affecting the value of a security or other asset of the Fund that is traded on a foreign exchange or market has occurred between the time when the foreign exchange or market closes and the time the Fund’s net asset value is calculated (“Value Time”); (ii) one or more markets in which a security or other asset of the Fund trades is closed for a holiday on a Valuation Day or, has closed or is disrupted as a result of unusual or extraordinary events (e.g., natural disasters, civil unrest, imposition of capital controls, etc.); (iii) there is an unusually large movement, between the Value Time on the previous day and today’s Value Time, in the value of one or more securities indexes that the Fund uses as a “benchmark” or that are determined by the Pricing Committee to be relevant to the Fund’s portfolio investments; or (iv) some other market or economic event (e.g., a bankruptcy filing) would cause a security or other asset of the Fund to experience a significant change in value. If it has been determined that a significant valuation event has occurred, the Board may value each security pursuant to the Trust’s fair value pricing procedures.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreements, the Advisor places orders for the purchase and sale of portfolio investments for the Funds’ accounts with brokers or dealers it selects in its discretion.

Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded other than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Funds, the Advisor or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC or the transaction complies with requirements of certain SEC rules applicable to affiliated transactions.

Trade Allocation and Aggregation

Investment decisions for the Funds and for the other investment advisory clients of the Advisor are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. At times, two or more clients may also simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Advisor is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Trading Costs

Trading involves transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. The Funds may purchase securities during an underwriting, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Advisor with broker-dealers which, in the judgment of the Advisor provide prompt and reliable execution at favorable security prices and reasonable commission rates.

In effecting purchases and sales of portfolio securities for the account of a Fund, the Advisor will seek the best execution of the Fund’s orders.

The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust’s Board of Trustees, the Advisor is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Advisor to obtain the best results, taking into account the broker-dealer’s general execution and operational facilities, the type of transaction involved and other factors such as the dealer’s risk in positioning the securities. While the Advisor generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Broker-Dealer Selection

Many factors affect the selection of a broker including the overall reasonableness of commissions paid to a broker, the firm’s general execution and operational capabilities, its reliability and financial condition. Additionally, some of the brokers with whom Voyageur effects transactions may have also referred investment advisory clients to Voyageur. However, any transactions with such brokers will be subject to best execution obligations. Voyageur may not consider sales of Tamarack Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Tamarack Funds.

Consistent with achieving best execution, a Fund may participate in “commission recapture” programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Fund’s Board of Trustees, the Advisor is responsible for the selection of brokers or dealers with whom a Fund executes trades and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in a commission recapture program is not expected to have a material impact on either expenses or returns of those Funds utilizing the program.

The Advisor may cause a Fund to pay commissions higher than another broker-dealer would have charged for effecting the same transaction if the Advisor believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Advisor provided by the broker. In other words, the Advisor may use client commissions or “soft dollars” to obtain proprietary research (research prepared by the broker-dealer executing the client transactions), third-party research or brokerage services that benefit the Advisor and its client accounts. The Advisor’s use of soft dollars will be consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Act”) and the Advisor will determine that the value of the research or brokerage service obtained is reasonable in relation to the commissions paid.

The Advisor may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Advisor. By allocating transactions in this manner, the Advisor can supplement their research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The advisory fees paid by the Funds are not reduced because the Advisor and their affiliates receive such services.

None of the Money Market Funds (or their predecessor funds) paid any brokerage commissions for fiscal year end periods from 2006 to 2008.

As of September 30, 2008, the following Funds held investments in securities of its regular broker-dealers:

Fund	Issuer	Aggregate Value of Issuer’s Securities Owned as of 9/30/08

Prime Money Market Fund	Bank of America	$79,591,940
	Barclays Bank PLC	1,842,000,000
	Deutsche Bank AG	300,000,000
	JP Morgan & Chase Co.	30,302,663
	Merrill Lynch	244,094,255
	Morgan Stanley	72,064,192
	Wachovia	62,317,747
	Wells Fargo	100,014,722

U.S. Government Money Market Fund	Barclays Bank PLC	742,000,000
	Deutsche Bank AG	450,000,000

Tax-Free Money Market Fund	None	N/A

Institutional Prime Money Market Fund	Bank of America	12,000,000
	Barclays Bank PLC	417,000,000
	Deutsche Bank AG	275,000,000
	Wachovia	10,710,863

Institutional Tax-Free Money Market Fund	None	N/A

TAXATION

Each of the Funds intends to qualify and elect annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a regulated investment company, a Fund must for each taxable year (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, income from certain publicly traded partnerships, or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of any two or more issuers which the Fund controls and which are engaged in the same or similar or related trades or businesses or in the securities of certain publicly traded partnerships. In addition, a Fund must, in each year, distribute an amount at least equal to the sum of 90% of its investment company taxable income plus 90% of its net tax-exempt income. By meeting these requirements, a Fund generally will not be subject to Federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions of earnings and profits will be taxed to shareholders as ordinary income.

Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed or taxed during such years. A distribution, including an “exempt-interest dividend,” will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be reportable by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

Certain of the debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. Original issue discount on an obligation, the interest from which is exempt from Federal income tax, generally will constitute tax-exempt interest income.

Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security, including a tax-exempt debt security, having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase, decrease, or eliminate the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country.

The Funds are required to report to the Internal Revenue Service (“IRS”) all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 28% (“backup withholding”) in the case of non-exempt shareholders if: (1) the shareholder fails to furnish the Funds with and to certify the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder’s U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

TAX-FREE MONEY MARKET FUND AND INSTITUTIONAL TAX-FREE MONEY MARKET FUND (“TAX-FREE FUNDS”). Each Tax-Free Fund intends to manage its portfolio so that it will be eligible to pay “exempt-interest dividends” to shareholders. Each Fund will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that a Tax-Free Fund’s dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder’s gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their social security benefits and certain railroad retirement benefits. Each Tax-Free Fund will inform shareholders annually as to the portion of the distributions from the Fund which constitute exempt-interest dividends. In addition, for corporate shareholders of a Tax-Free Fund, exempt-interest dividends may comprise part or all of an adjustment to alternative minimum taxable income for purposes of the alternative minimum tax and the environmental tax under sections 55 and 59A. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

To the extent that a Tax-Free Fund’s dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by a Tax-Free Fund as capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

Upon redemption, sale or exchange of shares of a Tax-Free Fund, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder’s tax basis for the shares.

Deductions for interest expense incurred to acquire or carry shares of a Tax-Free Fund may be subject to limitations that reduce, defer, or eliminate such deductions. This includes limitations on deducting interest on indebtedness properly allocable to investment property (which may include shares of the Fund). In addition, a shareholder may not deduct a portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company (such as a Tax-Free Fund) paying exempt-interest dividends. Such disallowance would be in an amount which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends, excluding net capital gain dividends received by the shareholder. Under rules issued by the IRS for determining when borrowed funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

Opinions relating to the validity of municipal securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuers. The Funds, the Advisor and their affiliates, and the Funds’ counsel make no review of proceedings relating to the issuance of state or municipal securities or the bases of such opinions.

Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of a Tax-Free Fund since the acquisition of shares of the Fund may result in adverse tax consequences to them. In addition, all shareholders of a Tax-Free Fund should consult their tax advisors about the tax consequences to them of their investments in the Fund.

Changes in the tax law, including provisions relating to tax-exempt income, frequently come under consideration. If such changes are enacted, the tax consequences arising from an investment in a Tax-Free Fund may be affected. Since the Funds do not undertake to furnish tax advice, it is important for shareholders to consult their tax advisors regularly about the tax consequences to them of investing in one or more of the Funds.

OTHER INFORMATION

CAPITALIZATION

The Trust is a Delaware statutory trust established under a Certificate of Trust dated December 16, 2003 and currently consists of fifteen separately managed portfolios, each of which offers one or more classes of shares. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies), or additional classes of shares, at any time in the future. Establishment and offering of additional portfolios or classes will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund or class, each shareholder is entitled to receive his pro rata share of the net assets of that Fund or class.

VOTING RIGHTS

The Trust is an open-end investment management company and under the Agreement and Declaration of Trust is not required to hold annual meetings of each Fund’s shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Agreement and Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, under applicable law, the Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

Each Fund may vote separately on matters affecting only that Fund, and each class of shares of each Fund may vote separately on matters affecting only that class or affecting that class differently from other classes.

The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

OTHER SERVICE PROVIDERS

Wells Fargo Bank, N.A., Wells Fargo Center, 733 Marquette Avenue South, Minneapolis, Minnesota 55479, acts as custodian of the Trust’s assets. Wells Fargo is responsible for the safekeeping of Trust assets and for providing related services.

Boston Financial Data Services, Inc, located at The Poindexter Building, 330 West 9th Street, Kansas City, Missouri 64105 (“BFDS”), serves as the transfer agent for the Funds

PNC Global Investment Servicing (U.S.) Inc., 760 Moore Road, King of Prussia, PA 19406, provides certain administrative and fund accounting services to the Funds pursuant to an Administration and Fund Accounting Services Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60606, was selected by the Board of Trustees to serve as the independent registered public accounting firm for the Trust for the fiscal year ended September 30, 2007. Deloitte & Touche LLP provides audit services and assistance and consultation in connection with review of certain SEC filings.

COUNSEL

Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036-6797, advises upon certain legal matters in connection with the shares offered by the Trust and also acts as counsel to the Trust.

Stradley, Ronon, Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia PA 19103, serves as counsel to the Independent Trustees.

CODE OF ETHICS

The Trust, the Advisor, and the Distributor have each adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

It is the policy of the Trust to disclose nonpublic Fund portfolio holdings information only where there is a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. It is also the Trust’s policy that no compensation or other consideration may be received by the Trust, its advisor or any other party in connection with such disclosures. The related procedures are reasonably designed to prevent the use of portfolio holdings information to trade against a Fund, or otherwise use the information in a way that would harm a Fund, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

The Trust makes portfolio holdings information publicly available in three different ways. With respect to all Funds, complete portfolio holdings information as of the second and fourth fiscal quarter-ends is available in the Funds’ semi-annual and annual reports, which are sent to shareholders and are contained in the Funds’ Form N-CSR filings, which are available at the SEC’s website, www.sec.gov. All Funds also file Form N-Q which contains complete portfolio holdings as of the first and third fiscal quarter-ends and is similarly available on the SEC’s website. In addition, all Funds other than the Access Capital Community Investment Fund (the “Access Fund”), and money market funds make certain portfolio securities information available on their website which is accessed by using the Funds’ link at www.voyageur.net. Within 15 days of month-end, such Funds’ top ten holdings and related weightings, the total number of Fund holdings and a Fund’s sector/industry weightings (all as of month-end) are posted until replaced by the next month’s information. Within 10 business days of fiscal quarter-end, such Funds’ complete portfolio holdings and their weightings are posted until replaced by the next quarter’s information. With respect to the Prime Money Market Fund and the Institutional Prime Money Market Fund, within 10 business days of public disclosure on Form N-Q or Form N-CSR, the Funds post complete portfolio holdings and sector/industry weightings until replaced by the next quarter’s information.

Once portfolio holdings information has been made public, it may be provided to any third party as of the next business day, including actual and prospective individual and institutional shareholders, intermediaries and affiliates of the Advisor.

The Trust also provides Fund portfolio holdings information outside of the public disclosure described above. Such information is only provided where there is a legitimate business purpose for doing so and the recipient has a duty of confidentiality, including the duty to not trade on such information. Such duty may be based on the recipient’s status (e.g., a fiduciary), or on a contract or agreement between the Trust (or its authorized representative) and the recipient.

Nonpublic holdings information may not be provided without the approval of the Trust’s President. The President will only approve such disclosure after (1) concluding that disclosure is in the best interests of a Fund and its shareholders, including considering any conflicts of interest presented by such disclosure and (2) ensuring that the recipient has a duty by virtue of status, contract, or agreement to maintain the confidentiality of the information and not to trade on it.

The Trust has certain ongoing arrangements to provide nonpublic holdings information. No compensation or other consideration is received by the Trust, the Advisor or any other party in connection with such arrangements. The following list addresses the recipients of such information as of the date of this SAI.

Advisor: Nonpublic holdings information and information derived therefrom is provided on a continuous basis to Advisor employees who have a need to know the information in connection with their job responsibilities, such as investment, compliance, and operations personnel, without prior specific approval. Such individuals are prohibited from trading on the basis of nonpublic holdings information and are subject to the reporting and monitoring obligations of the Advisor’s Code of Ethics and the Trust’s Code of Ethics.

Trust Board of Trustees: Nonpublic holdings information and information derived therefrom may be provided on a quarterly or more frequent basis to the Fund’s Board of Trustees, particularly in connection with quarterly Board meetings. Such individuals are prohibited from trading on the basis of Nonpublic Holdings Information and are subject to the reporting and monitoring obligations of the Trust’s Code of Ethics.

Trust Service Providers: The Trust’s custodian, transfer agents, co-administrators, distributor, financial printer, website provider and the like may receive nonpublic holdings information on a continuous or other periodic basis, provided that such organization has entered into a written agreement with the Fund to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of such information. For example, the Trust’s website provider receives complete Fund holdings on a monthly basis with a four-day delay.

The Trust’s outside counsel, independent trustees’ counsel and independent registered public accounting firm may receive nonpublic holdings information in connection with their services to the Trust, particularly with respect to quarterly Board meetings and the annual fund audits. Each of these is subject to pre-existing fiduciary duties or duties of confidentiality arising from established rules of professional responsibility and ethical conduct.

Fund Ranking and Ratings Organizations: Nonpublic holdings information may be provided to organizations that provide mutual fund rankings, ratings and/or analysis. Currently, the Trust has such an arrangement with Lipper, which receives complete holdings information on a monthly basis with a 10-day delay. Lipper has entered into a written agreement with the Trust to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information.

When Required by Applicable Law: Nonpublic holdings information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

Access Fund Only: Because of its community investment strategy and the nature of certain of its institutional investors, nonpublic holdings information is provided on an ongoing basis to the investors identified below for the purposes of satisfying their oversight, monitoring, or regulatory reporting/examination responsibilities. There is no compensation or consideration involved in providing such information. The information is provided as of a month-end, with a delay between the date of the information and when it is provided typically ranging from one day to three weeks. The information is provided to recipients on the condition that it not be used for trading purposes and is not to be shared with third parties except as required to satisfy oversight, monitoring or regulatory reporting/examination obligations. The Trust monitors the recipients’ trading activity in an effort to ensure the information is not being misused. As of the date of this SAI, the following investors receive this nonpublic holdings information at the stated frequencies: City Bank, four times a year; HSBC Bank USA National Association, twice a year; Merrill Lynch Community Development Company, annually; Pension Reserves Investment Trust Fund, quarterly; State of Vermont Treasurer’s Office, twice a year; The Golden LEAF Foundation, twice a year; The Philadelphia Foundation Inc., twice a year; and The Vermont Community Foundation, four times a year.

On an annual basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees on the operation of these policies and procedures, including a list of all parties receiving material nonpublic portfolio holdings information. On a quarterly basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees regarding all approvals for disclosure of material nonpublic information during the previous period.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The Report of Independent Registered Public Accounting Firm and financial statements of the Money Market Funds included in their most recent Annual Report dated September 30, 2007 and the unaudited financial statements of the Money Market Funds included in their most recent Semi-Annual Report dated March 31, 2008 are incorporated herein by reference to such Report. Copies of the Annual Report are available without charge upon request by writing to Tamarack Funds Trust, 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, or telephoning (800) 422-2766 or on the Funds’ website at www.voyageur.net.

The financial statements for the periods ended September 30, 2007 in the Annual Report for the Money Market Funds and incorporated by reference into this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. The unaudited financial statements for the period ended March 31, 2008 in the Semi-Annual Report of the Money Market Funds are also incorporated by reference into this Statement of Additional Information.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR THIS STATEMENT OF ADDITIONAL INFORMATION OR INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS SAI OR THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

APPENDIX A

RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”):

Aaa — Bonds which are rated Aaa are judged to be of the highest quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S RATINGS GROUP (“S&P”):

AAA — This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA — Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A — Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

BB, B, CCC, CC-, C — Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB — Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — Bonds rated B have a greater vulnerability to nonpayment than obligations rated ‘BB’ but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC — A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated CC is currently highly vulnerable to nonpayment.

C — The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR — An issuer designated NR is not rated.

The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES

MOODY’S:

Moody’s rating for state, municipal and other short-term obligations will be designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

Symbols used are as follows:

MIG-1/VMIG 1 — This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG-2/VMIG 2 — This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG 3 — This designation denotes acceptable quality. All security elements are accounted for but there is a lacking in the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG — This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

S&P:

A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

— Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

— Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 — Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY’S:

Prime - 1 (P-1) — Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in will-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime – 2 (P-2) — Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime - 3 (P-3) — Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

WR - Withdrawn

S&P:

A-1 — An obligor rated “A-1” has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor’s. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 — An obligor rated “A-2” has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 — An obligor rated “A-3” has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B — An obligor rated “B” is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C — An obligor rated “C” is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D — An obligor rated “D” is in payment default. The “D” rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. — An issuer designated N.R. is not rated.

INTERNATIONAL LONG-TERM CREDIT RATINGS

FITCH INVESTORS SERVICE, INC. (“FITCH”):

International Long-Term Credit Ratings are more commonly referred to as simply “Long-Term Ratings.” International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state’s currency and jurisdiction. The following scale applies to foreign currency and local currency ratings.

Investment Grade

AAA — HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — HIGH CREDIT QUALITY. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB — SPECULATIVE. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B — HIGHLY SPECULATIVE. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C — HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D — DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

Notes: — “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ category or to categories below ‘CCC’. ‘NR’ indicates that Fitch Ratings does not publicly rate the issuer or issue in question. ‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced. Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period. A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as “evolving”.

NATIONAL LONG-TERM CREDIT RATINGS

FITCH:

National Ratings are an assessment of credit quality relative to the rating of the “best” credit risk in a country. This “best” risk will normally, although not always, be assigned to all financial commitments issued or guaranteed by the sovereign state.

A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, in the table below.

AAA(xxx) — ‘AAA’ national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the “best” credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) — ‘AA’ national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country’s highest rated issuers or issues.

A(xxx) — ‘A’ national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) — ‘BBB’ national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

BB(xxx) — ‘BB’ national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) — ‘B’ national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xsx), C(xxx) — These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) — These categories of national ratings are assigned to entities or financial commitments which are currently in default.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

FITCH:

International Short-Term Credit Ratings are more commonly referred to as simply “Short-Term Ratings”. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following scale applies to foreign currency and local currency ratings.

International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state’s currency and jurisdiction.

F1 — HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 — FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in reduction to non-investment grade.

B — SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C — HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D — DEFAULT. Denotes actual or imminent payment default.

NOTES — “+” may be appended to an ‘F1’ rating class to denote relative status within the category. ‘NR’ indicates that Fitch Ratings does not publicly rate the issuer or issue in question. ‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced. Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

NATIONAL SHORT-TERM CREDIT RATINGS

FITCH:

National Ratings are an assessment of credit quality relative to the rating of the “best” credit risk in a country. This “best” risk will normally, although not always, be assigned to all financial commitments issued or guaranteed by the sovereign state.

A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, in the table below.

F1(xxx) — Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a “+” is added to the assigned rating.

F2(xxx) — Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) — Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) — Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) — Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) — Indicates actual or imminent payment default.

Note to National Short-Term Ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

APPENDIX B

TAMARACK FUNDS TRUST

Proxy Voting Policies and Procedures
(Effective Date: July 2005)

I.	STATEMENT OF PRINCIPLE

          The Trust seeks to assure that proxies received by the Trust or its delegate are voted in the best interests of the Trust’s shareholders and has accordingly adopted these policies and procedures on behalf of each Fund.

II.	DIRECTION TO CUSTODIAN

          The Trust has directed Wells Fargo Bank, N.A. (the “Custodian”), as custodian of the assets of each Fund, to vote proxies on behalf of the Funds according to the proxy voting policies and procedures expressly adopted by the Board of Trustees. The Custodian has been further directed to solicit and vote in accordance with the direction of the Trust on any proxy issue not clearly addressed by the proxy voting policies and procedures. The Custodian utilizes Institutional Shareholder Services (“ISS”), a proxy voting agent, for voting proxies and proxy voting analysis and research.

III.	ADOPTION OF CUSTODIAN’S POLICIES

          The Board of Trustees adopts the Custodian’s proxy voting policies and procedures, which are attached as Exhibit as the policies and procedures that will be used in respect of each Fund and accordingly, by the Custodian when exercising voting authority on behalf of the Trust.

IV.	REVIEW OF PROXY VOTING POLICY AND PROCEDURES

          The Board of Trustees will review these policies and procedures (including the Custodian’s policies and procedures) on an annual basis and at such other times as it may determine.

V.	RECORDKEEPING

          The Trust will maintain (or cause the Custodian or another service provider to maintain) all records and materials related to proxy voting decisions and the proxy voting process in accordance with applicable rules and regulations under the Investment Company Act of 1940, as amended.

VI.	PROXY VOTING OVERSIGHT COMMITTEE

          A Proxy Voting Oversight Committee (“Committee”) shall be established for the purpose of resolving any issues associated with the proxy solicitation process, conflicts of interests, or other matters that may require further review by the Trust. The Committee shall be comprised of Fund officers and other persons appropriately designated by the Board of Trustees. The Committee shall meet, as necessary, to consider recommendations regarding specific proxy proposals that may vary from approved guidelines used by the Custodian. Such recommendations must be adequately documented in writing and submitted to the Committee at least three days before the respective issuer’s shareholder meeting at which the proposal is

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scheduled to be considered. In the event that the Committee approves a proxy proposal that varies from the Custodian’s guidelines, the Committee shall take reasonable steps to communicate proxy voting instructions and direct the Custodian to vote accordingly.

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EXHIBIT A

Tamarack Funds Proxy Voting Guidelines For 2008

Wells Fargo Bank will vote proxies relating to portfolio securities held in accounts at Wells Fargo Bank and whose voting authority has been delegated to Wells Fargo Bank in accordance with the following proxy voting guidelines. To the extent these guidelines do not address a proxy voting proposal and the proposal does not give rise to a material conflict of interest, Wells Fargo Bank will vote pursuant to ISS’ 2008 U.S. and International proxy voting guidelines.

Uncontested Election of Directors or Trustees

WFB will generally vote for all uncontested director or trustee nominees. The Nominating Committee is in the best position to select nominees who are available and capable of working well together to oversee management of the company. WFB will not require a performance test for directors.

FOR

WFB will generally vote for binding resolutions calling for directors to be elected with an affirmative majority of votes cast provided it does not conflict with state law where the company is incorporated. Resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than seats.

FOR

WFB will withhold votes for a director if the nominee fails to attend at least 75% of the board and committee meetings without a valid excuse.	WITHHOLD

WFB will vote against routine election of directors if any of the following apply: company fails to disclose adequate information in a timely manner, serious issues with the finances, questionable transactions, conflicts of interest, record of abuses against minority shareholder interests, bundling of director elections, and/or egregious governance practices.

AGAINST

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WFB will withhold votes from the entire board (except for new nominees) where the director(s) receive more than 50% withhold votes out of those cast and the issue that was the underlying cause of the high level of withhold votes has not been addressed.

WITHHOLD

WFB will withhold votes from audit committee members when a material weakness in the effectiveness of their internal controls rises to a level of serious concern, as indicated by disclosures required under Section 404 of the Sarbanes-Oxley Act.

WITHHOLD

WFB may withhold votes from compensation committee members who presided over options backdating. Factors considered will include motive, length of time of options backdating, size of restatement, corrective actions taken and adoption of grant policy prohibiting backdating.

CASE-BY-CASE

Ratification of Auditors

WFB will vote against auditors and withhold votes from audit committee members if non-audit fees are greater than audit fees, audit-related fees, and permitted tax fees, combined. WFB will follow the disclosure categories being proposed by the SEC in applying the above formula.

AGAINST/ WITHHOLD

With the above exception, WFB will generally vote for proposals to ratify auditors unless:	FOR

• an auditor has a financial interest in or association with the company, and is therefore not independent, or	AGAINST

• there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.	AGAINST

WFB will vote proposals to ratify a company’s auditors after considering terms of agreement, impact on shareholder rights, rationale for establishing the agreement, quality of disclosure and historical practices.

CASE-BY-CASE

WFB will vote against proposals that require auditors to attend annual meetings as auditors are regularly reviewed by the board audit committee, and such attendance is unnecessary.	AGAINST

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WFB will consider shareholder proposals requiring companies to prohibit their auditors from engaging in non-audit services on a case-by-case basis (or cap level of non-audit services).	CASE-BY-CASE

WFB will vote for shareholder proposals requesting a shareholder vote for audit firm ratification.	FOR

WFB will vote against shareholder proposals asking for audit firm rotation. This practice is viewed as too disruptive and too costly to implement for the benefit achieved.	AGAINST

Company Name Change/Purpose

WFB will vote for proposals to change the company name as management and the board is best suited to determine if such change in company name is necessary.	FOR

However, where the name change is requested in connection with a reorganization of the company, the vote will be based on the merits of the reorganization.	CASE-BY-CASE

In addition, WFB will generally vote for proposals to amend the purpose of the company. Management is in the best position to know whether the description of what the company does is accurate, or whether it needs to be updated by deleting, adding or revising language.

FOR

Employee Stock Purchase Plans/401(k) Employee Benefit Plans

WFB will vote for proposals to adopt, amend or increase authorized shares for employee stock purchase plans and 401(k) plans for employees as properly structured plans enable employees to purchase common stock at a slight discount and thus own a beneficial interest in the company, provided that the total cost of the company’s plan is not above the allowable cap for the company.

FOR

Similarly, WFB will generally vote for proposals to adopt or amend thrift and savings plans, retirement plans, pension plans and profit plans.	FOR

Approve Other Business

WFB will generally vote for proposals to approve other business. This transfer of authority allows the corporation to take certain ministerial steps that may arise at the annual or special meeting.	FOR

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However, WFB retains the discretion to vote against such proposals if adequate information is not provided in the proxy statement, or the measures are significant and no further approval from shareholders is sought.

AGAINST

Independent Board Chairman

WFB will vote against proposals requiring that the positions of chairman and CEO be held separately.	AGAINST

WFB would prefer to see the chairman and chief executive positions be held by different individuals. However, separation of the two positions may not be in shareholders’ best interests if the company has a limited roster of executive officers, or a recently organized company may need to combine these positions temporarily. It should also be noted that we support independence and would support a lead independent director. However, separating the chairman and CEO in most companies would be too disruptive to the company.

Independent Board of Directors/Board Committees

WFB will vote for proposals requiring that two-thirds of the board be independent directors. An independent board faces fewer conflicts and is best prepared to protect stockholders’ interests.	FOR

WFB will withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.	WITHHOLD

WFB will withhold votes from compensation committee members where there is a pay-for-performance disconnect (for Russell 3000 companies).	WITHHOLD

WFB will vote for proposals requesting that the board audit, compensation and/or nominating committees be composed of independent directors, only. Committees should be composed entirely of independent directors in order to avoid conflicts of interest.

FOR

WFB will withhold votes from any insiders or affiliated outsiders on audit, compensation or nominating committees. WFB will withhold votes from any insiders or affiliated outsiders on the board if any of these key committees has not been established. Also withhold votes where the board attests that the ‘independent directors serve the function of a nominating committee.

WITHHOLD

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WFB will vote against proposals from shareholders requesting an independent compensation consultant.	AGAINST

Minimum Stock Requirements by Directors

WFB will vote against proposals requiring directors to own a minimum number of shares of company stock in order to qualify as a director, or to remain on the board. Minimum stock ownership requirements can impose an across-the-board requirement that could prevent qualified individuals from serving as directors.

AGAINST

Indemnification and Liability Provisions for Directors and Officers

WFB will vote for proposals to allow indemnification of directors and officers, when the actions taken were on behalf of the company and no criminal violations occurred. WFB will also vote in favor of proposals to purchase liability insurance covering liability in connection with those actions. Not allowing companies to indemnify directors and officers to the degree possible under the law would limit the ability of the company to attract qualified individuals.

FOR

Alternatively, WFB will vote against indemnity proposals that are overly broad. For example, WFB will oppose proposals to indemnify directors for acts going beyond mere carelessness, such as gross negligence, acts taken in bad faith, acts not otherwise allowed by state law or more serious violations of fiduciary obligations.

AGAINST

Nominee Statement in the Proxy

WFB will vote against proposals that require board nominees to have a statement of candidacy in the proxy, since the proxy statement already provides adequate information pertaining to the election of directors.

AGAINST

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Limitation on Number of Boards a Director May Sit On

WFB will withhold votes from non-CEO directors who sit on more than six boards. WFB does not have a restriction on the number of boards a CEO sits on.	WITHHOLD

Director Tenure/Retirement Age

WFB will vote against proposals to limit the tenure or retirement age of directors as such limitations based on an arbitrary number could prevent qualified individuals from serving as directors. However, WFB is in favor of inserting cautionary language when the average director tenure on the board exceeds 15 years for the entire board.

AGAINST

Board Powers/Procedures/Qualifications

WFB will consider on a case-by-case basis proposals to amend the corporation’s By-laws so that the Board of Directors shall have the power, without the assent or vote of the shareholders, to make, alter, amend, or rescind the By-laws, fix the amount to be reserved as working capital, and fix the number of directors and what number shall constitute a quorum of the Board. In determining these issues, WFB will rely on the proxy voting Guidelines.

CASE-BY-CASE

Loans to Officers

WFB will consider on a case-by-case basis proposals to authorize the corporation to make loans or to guarantee the obligations of officers of the corporation or any of its affiliates.	CASE-BY-CASE

Adjourn Meeting to Solicit Additional Votes

WFB will examine proposals to adjourn the meeting to solicit additional votes on a case-by-case basis. As additional solicitation may be costly and could result in coercive pressure on shareholders, WFB will consider the nature of the proposal and its vote recommendations for the scheduled meeting.

CASE-BY-CASE

WFB will vote for this item when:

WFB is supportive of the underlying merger proposal; the company provides a sufficient, compelling reason to support the adjournment proposal; and the authority is limited to adjournment proposals requesting the authority to adjourn solely to solicit proxies to approve a transaction the WFB supports.

FOR

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Contested Election of Directors or Trustees Reimbursement of Solicitation Expenses

WFB will consider contested elections on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management’s track record; background of the proxy contest; qualifications of director or trustee nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

CASE-BY-CASE

In addition, decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis as proxy contests are governed by a mix of federal regulation, state law, and corporate charter and bylaw provisions.

CASE-BY-CASE

Board Structure: Staggered vs. Annual Elections

WFB will consider the issue of classified boards on a case-by-case basis. In some cases, the division of the board into classes, elected for staggered terms, can entrench the incumbent management and make them less responsive to shareholder concerns. On the other hand, in some cases, staggered elections may provide for the continuity of experienced directors on the Board.

CASE-BY-CASE

Removal of Directors

WFB will consider on a case-by-case basis proposals to eliminate shareholders’ rights to remove directors with or without cause or only with approval of two- thirds or more of the shares entitled to vote.

CASE-BY-CASE

However, a requirement that a 75% or greater vote be obtained for removal of directors is abusive and will warrant a vote against the proposal.	AGAINST

Board Vacancies

WFB will vote against proposals that allow the board to fill vacancies without shareholder approval as these authorizations run contrary to basic shareholders’ rights.	AGAINST

Alternatively, WFB will vote for proposals that permit shareholders to elect directors to fill board vacancies.	FOR

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Cumulative Voting

WFB will vote on proposals to permit or eliminate cumulative voting on a case- by-case basis based upon the existence of a counter balancing governance structure and company performance, in accordance with its proxy voting guideline philosophy. However, if the board is elected annually we will not support cumulative voting.

CASE-BY-CASE

Shareholders’ Right To Call A Special Meeting Shareholder Ability to Act by Written Consent

Proposals providing that stockholder action may be taken only at an annual or special meeting of stockholder and not by written consent, or increasing the shareholder vote necessary to call a special meeting, will be voted on a case by case basis in accordance with the proxy voting guidelines.

CASE-BY-CASE

Board Size

WFB will vote for proposals that seek to fix the size of the board, as the ability for management to increase or decrease the size of the board in the face of a proxy contest may be used as a takeover defense.

FOR

However, if the company has cumulative voting, downsizing the board may decrease a minority shareholder’s chances of electing a director.	AGAINST

By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the board size as a means to oust independent directors or those who cause friction within an otherwise homogenous board.

Shareholder Rights Plan (Poison Pills)

WFB will generally vote for proposals that request a company to submit its poison pill for shareholder ratification.	FOR

WFB will withhold votes from all directors (except for new nominees) if the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and does not have a requirement or does not commit to put the pill to shareholder vote within 12 months. In addition, WFB will withhold votes on all directors at any company that responds to the majority of the shareholders voting by putting the poison pill to a shareholder vote with a recommendation other than to eliminate the pill.

WITHHOLD

TAM MM SAI 11/08

Alternatively, WFB will analyze proposals to redeem a company’s poison pill,	CASE-BY-CASE
or requesting the ratification of a poison pill on a case-by-case basis.

Poison pills are one of the most potent anti-takeover measures and are generally adopted by boards without shareholder approval. These plans harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board.

Fair Price Provisions

WFB will consider fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed mechanism, the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

CASE-BY-CASE

WFB will vote against fair price provisions with shareholder vote requirements of 75% or more of disinterested shares.	AGAINST

Greenmail

WFB will generally vote in favor of proposals limiting the corporation’s authority to purchase shares of common stock (or other outstanding securities) from a holder of a stated interest (5% or more) at a premium unless the same offer is made to all shareholders. These are known as “anti-greenmail” provisions. Greenmail discriminates against rank-and-file shareholders and may have an adverse effect on corporate image.

FOR

If the proposal is bundled with other charter or bylaw amendments, WFB will analyze such proposals on a case-by-case basis. In addition, WFB will analyze restructurings that involve the payment of pale greenmail on a case-by-case basis.

CASE-BY-CASE

Voting Rights

WFB will vote for proposals that seek to maintain or convert to a one-share, one-vote capital structure as such a principle ensures that management is accountable to all the company’s owners.	FOR

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Alternatively, WFB will vote against any proposals to cap the number of votes a shareholder is entitled to. Any measure that places a ceiling on voting may entrench management and lessen its interest in maximizing shareholder value.

AGAINST

Dual Class/Multiple-Voting Stock

WFB will vote against proposals that authorize, amend or increase dual class or multiple-voting stock which may be used in exchanges or recapitalizations. Dual class or multiple-voting stock carry unequal voting rights, which differ from those of the broadly traded class of common stock.

AGAINST

Alternatively, WFB will vote for the elimination of dual class or multiple-voting stock, which carry different rights than the common stock.	FOR

For foreign corporations, WFB will vote for proposals that create preference shares, provided the loss of voting rights is adequately compensated with a higher dividend and the total amount of preference share capital is not greater than 50% of the total outstanding. Preference shares are a common and legitimate form of corporate financing and can enhance shareholder value.

FOR

Supermajority Vote Provisions

WFB will generally consider on a case-by-case basis proposals to increase the shareholder vote necessary to approve mergers, acquisitions, sales of assets etc. and to amend the corporation’s charter or by-laws. The factors considered are those specified in the proxy guidelines.

CASE-BY-CASE

However, a supermajority requirement of 75% or more is abusive and WFB will vote against proposals that provide for them.	AGAINST

Supermajority vote provisions require voting approval in excess of a simple majority of the outstanding shares for a proposal. Companies may include supermajority lock-in provisions, which occur when changes are made to a corporation’s governing documents, and once approved, a supermajority vote is required to amend or repeal the changes.

Confidential Voting

WFB will vote for proposals to adopt confidential voting.	FOR

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Vote Tabulations

WFB will vote against proposals asking corporations to refrain from counting abstentions and broker non-votes in their vote tabulations and to eliminate the company’s discretion to vote unmarked proxy ballots. Vote counting procedures are determined by a number of different standards, including state law, the federal proxy rules, internal corporate policies, and mandates of the various stock exchanges.

AGAINST

Specifically in Japan, WFB will vote against management proposals amending their articles to relax their quorum requirement for special resolutions (including mergers, article amendments, and option plans) from one-half to one- third of issued capital (although such resolutions would still require two-thirds majority of votes cast).

AGAINST

Equal Access to the Proxy

WFB will evaluate Shareholder proposals requiring companies to give shareholders access to the proxy ballot for the purpose of nominating board members, on a case-by-case basis taking into account the ownership threshold proposed in the resolution and the proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

CASE-BY-CASE

Annual Meetings

WFB will vote for proposals to amend procedures or change date or location of the annual meeting. Decisions as to procedures, dates or locations of meetings are best placed with management.	FOR

Alternatively, WFB will vote against proposals from shareholders calling for a change in the location or date of annual meetings as no date or location proposed will be acceptable to all shareholders.	AGAINST

WFB will generally vote in favor of proposals to reduce the quorum necessary for shareholders’ meetings, subject to a minimum of a simple majority of the company’s outstanding voting shares.	FOR

Shareholder Advisory Committees/Independent Inspectors

WFB will vote against proposals seeking to establish shareholder advisory committees or independent inspectors. The existence of such bodies dilutes the responsibility of the board for managing the affairs of the corporation.

AGAINST

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Technical Amendments to the Charter of Bylaws

WFB will generally vote in favor of charter and bylaw amendments proposed solely to conform with modern business practices, for simplification, or to comply with what management’s counsel interprets as applicable law.

FOR

However, amendments that have a material effect on shareholder’s rights will be considered on a case-by-case basis.	CASE-BY-CASE

Bundled Proposals

WFB will vote for bundled or “conditional” proxy proposals on a case-by-case basis, as WFB will examine the benefits and costs of the packaged items, and determine if the effect of the conditioned items are in the best interests of shareholders.

CASE-BY-CASE

Common Stock Authorizations/Reverse Stock Splits/Forward Stock Splits

WFB will follow the ISS capital structure model in evaluating requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, WFB will evaluate the request on a case-by-case basis, potentially voting for the proposal based on the company’s performance and whether the company’s ongoing use of shares has shown prudence. Further, the company should identify what the stock increases are to be used for, i.e. a proposed stock split, issuance of shares for acquisitions, or for general business purposes.

CASE-BY-CASE

Also to be considered is whether the purpose of the proposed increase is to strengthen takeover defenses, in which case WFB will vote against the proposal. Such increases give management too much power and are beyond what a company would normally need during the course of a year. They may also allow management to freely place the shares with an allied institution or set the terms and prices of the new shares.

AGAINST

For reverse stock splits, WFB will generally vote for proposals to implement the split provided the number of authorized common shares is reduced to a level that does not represent an unreasonably large increase in authorized but unissued shares. The failure to reduce authorized shares proportionally to any reverse split has potential adverse anti-takeover consequences. However, such circumstances may be warranted if delisting of the company’s stock is imminent and would result in greater harm to shareholders than the excessive share authorization.

FOR

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WFB will evaluate “Going Dark” transactions, which allow listed companies to de-list and terminate the registration of their common stock on a case-by-case basis, determining whether the transaction enhances shareholder value.

CASE-BY-CASE

WFB will generally vote in favor of forward stock splits.	FOR

Dividends

WFB will vote for management proposals to allocate income and set dividends.	FOR

WFB will also vote for proposals that authorize a dividend reinvestment program as it allows investors to receive additional stock in lieu of a cash dividend.	FOR

However, if a proposal for a special bonus dividend is made that specifically rewards a certain class of shareholders over another, WFB will vote against the proposal.	AGAINST

WFB will also vote against proposals from shareholders requesting management to redistribute profits or restructure investments. Management is best placed to determine how to allocate corporate earnings or set dividends.

AGAINST

In addition, WFB will vote for proposals to set director fees.	FOR

Reduce the Par Value of the Common Stock

WFB will vote for proposals to reduce the par value of common stock.	FOR

Preferred Stock Authorization

WFB will generally vote for proposals to create preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, or where the stock may be used to consummate beneficial acquisitions, combinations or financings.

FOR

Alternatively, WFB will vote against proposals to authorize or issue preferred stock if the board has asked for the unlimited right to set the terms and conditions for the stock and may issue it for anti-takeover purposes without shareholder approval (blank check preferred stock).

AGAINST

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In addition, WFB will vote against proposals to issue preferred stock if the shares to be used have voting rights greater than those available to other shareholders.	AGAINST

WFB will vote for proposals to require shareholder approval of blank check preferred stock issues for other than general corporate purposes (white squire placements).	FOR

Finally, WFB will consider on a case-by-case basis proposals to modify the rights of preferred shareholders and to increase or decrease the dividend rate of preferred stock.	CASE-BY-CASE

Reclassification of Shares

WFB will consider proposals to reclassify a specified class or series of shares on a case-by-case basis.	CASE-BY-CASE

Preemptive Rights

WFB will generally vote for proposals to eliminate preemptive rights. Preemptive rights are unnecessary to protect shareholder interests due to the size of most modern companies, the number of investors and the liquidity of trading.

FOR

Share Repurchase Plans

WFB will vote for share repurchase plans, unless:	FOR

• there is clear evidence of past abuse of the authority; or	AGAINST

• the plan contains no safeguards against selective buy-backs.	AGAINST

Corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

Executive and Director Compensation Plans

WFB will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value. Such proposals may seek shareholder approval to adopt a new plan, or to increase shares reserved for an existing plan.

CASE-BY-CASE

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WFB will review the potential cost and dilutive effect of the plan. After determining how much the plan will cost, ISS (Institutional Shareholder Services) evaluates whether the cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-base, and pegged to the average amount paid by companies performing in the top quartile of their peer groups. If the proposed cost is below the allowable cap, WFB will vote for the plan. ISS will also apply a pay for performance overlay in assessing equity-based compensation plans for Russell 3000 companies.

FOR

If the proposed cost is above the allowable cap, WFB will vote against the plan.	AGAINST

Among the plan features that may result in a vote against the plan are:

• plan administrators are given the authority to reprice or replace underwater options; repricing guidelines will conform to changes in the NYSE and NASDAQ listing rules.	AGAINST

WFB will vote against equity plans that have high average three-year burn rate. (The burn rate is calculated as the total number of stock awards and stock options granted any given year divided by the number of common shares outstanding.) WFB will define a high average three-year burn rate as the following: The company’s most recent three-year burn rate exceeds one standard deviation of its four-digit GICS peer group segmented by Russell 3000 index and non-Russell 3000 index; and the company’s most recent three-year burn rate exceeds 2% of common shares outstanding. For companies that grant both full value awards and stock options to their employees, WFB shall apply a premium on full value awards for the past three fiscal years.

AGAINST

Even if the equity plan fails the above burn rate, WFB will vote for the plan if the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation. If the company fails to fulfill its burn rate commitment, WFB will consider withholding from the members of the compensation committee.

FOR

WFB will calculate a higher award value for awards that have Dividend Equivalent Rights (DER’s) associated with them.	CASE-BY-CASE

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WFB will generally vote for shareholder proposals requiring performance-based stock options unless the proposal is overly restrictive or the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

CASE-BY-CASE

WFB will vote for shareholder proposals asking the company to expense stock options, as a result of the FASB final rule on expensing stock options.	FOR

WFB will generally vote for shareholder proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.	FOR

WFB will withhold votes from compensation committee members if they fail to submit one-time transferable stock options (TSO’s) to shareholders for approval.	WITHHOLD

WFB will generally vote for TSO awards within a new equity plan if the total cost of the equity plan is less than the company’s allowable cap.	FOR

WFB will generally vote against shareholder proposals to ban future stock option grants to executives. This may be supportable in extreme cases where a company is a serial repricer, has a huge overhang, or has a highly dilutive, broad-based (non-approved) plans and is not acting to correct the situation.

AGAINST

WFB will evaluate shareholder proposals asking companies to adopt holding periods for their executives on a case-by-case basis taking into consideration the company’s current holding period or officer share ownership requirements, as well as actual officer stock ownership in the company.

CASE-BY-CASE

For certain OBRA-related proposals, WFB will vote for plan provisions that (a) place a cap on annual grants or amend administrative features, and (b) add performance criteria to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

CASE-BY-CASE

In addition, director compensation plans may also include stock plans that provide directors with the option of taking all or a portion of their cash compensation in the form of stock. WFB will consider these plans based on their voting power dilution.

CASE-BY-CASE

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WFB will generally vote for retirement plans for directors.	FOR

WFB will evaluate compensation proposals (Tax Havens) requesting share option schemes or amending an existing share option scheme on a case-by-case basis.	CASE-BY-CASE

Stock options align management interests with those of shareholders by motivating executives to maintain stock price appreciation. Stock options, however, may harm shareholders by diluting each owner’s interest. In addition, exercising options can shift the balance of voting power by increasing executive ownership.

Bonus Plans

WFB will vote for proposals to adopt annual or long-term cash or cash-and-stock bonus plans on a case-by-case basis. These plans enable companies qualify for a tax deduction under the provisions of Section 162(m) of the IRC. Payouts under these plans may either be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. WFB will consider whether the plan is comparable to plans adopted by companies of similar size in the company’s industry and whether it is justified by the company’s performance.

FOR

Deferred Compensation Plans

WFB will generally vote for proposals to adopt or amend deferred compensation plans as they allow the compensation committee to tailor the plan to the needs of the executives or board of directors, unless

• the proposal is embedded in an executive or director compensation plan that is contrary to guidelines	FOR

Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation

WFB will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split- dollar life insurance, SERPs, and pension benefits.

FOR

WFB will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

FOR

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WFB will generally vote against proposals that (a) seek additional disclosure of information on executive or director’s pay, or (b) seek to limit executive and director pay.	AGAINST

Golden and Tin Parachutes

WFB will vote for proposals that seek shareholder ratification of golden or tin parachutes as shareholders should have the opportunity to approve or disapprove of these severance agreements.	FOR

Alternatively, WFB will examine on a case-by-case basis proposals that seek to ratify or cancel golden or tin parachutes. Effective parachutes may encourage management to consider takeover bids more fully and may also enhance employee morale and productivity. Among the arrangements that will be considered on their merits are:

CASE-BY-CASE

• arrangements guaranteeing key employees continuation of base salary for more than three years or lump sum payment of more than three times base salary plus retirement benefits;

• guarantees of benefits if a key employee voluntarily terminates;

• guarantees of benefits to employees lower than very senior management; and

• indemnification of liability for excise taxes.

By contrast, WFB will vote against proposals that would guarantee benefits in a management-led buyout.	AGAINST

Reincorporation

WFB will evaluate a change in a company’s state of incorporation on a case-by- case basis. WFB will analyze the valid reasons for the proposed move, including restructuring efforts, merger agreements, and tax or incorporation fee savings. WFB will also analyze proposed changes to the company charter and differences between the states’ corporate governance laws.

CASE-BY-CASE

States have adopted various statutes intended to encourage companies to incorporate in the state. These may include state takeover statutes, control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, and disgorgement provisions. WFB will examine reincorporations on a case-by-case in light of these statutes and in light of the corporate governance features the company has adopted to determine whether the reincorporation is in shareholders’ best interests.

CASE-BY-CASE

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In addition, WFB will also examine poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions in the context of a state’s corporate governance laws on a case-by-case basis.

CASE-BY-CASE

WFB will evaluate shareholder proposals requiring offshore companies to reincorporate into the United States on a case-by-case basis.	CASE-BY-CASE

Reincorporation proposals may have considerable implications for shareholders, affecting the company’s takeover defenses and possibly its corporate structure and rules of governance.

Stakeholder Laws

WFB will vote against resolutions that would allow the Board to consider stakeholder interests (local communities, employees, suppliers, creditors, etc.) when faced with a takeover offer.	AGAINST

Similarly, WFB will vote for proposals to opt out of stakeholder laws, which permit directors, when taking action, to weight the interests of constituencies
other than shareholders in the process of corporate decision-making. Such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.	FOR

Mergers/Acquisitions and Corporate Restructurings

WFB will consider proposals on mergers and acquisitions on a case-by-case basis. WFB will determine if the transaction is in the best economic interests of the shareholders. WFB will take into account the following factors:

CASE-BY-CASE

• anticipated financial and operating benefits;

• offer price (cost versus premium);

• prospects for the combined companies;

• how the deal was negotiated;

• changes in corporate governance and their impact on shareholder rights.

In addition, WFB will also consider whether current shareholders would control a minority of the combined company’s outstanding voting power, and whether a reputable financial advisor was retained in order to ensure the protection of shareholders’ interests.

CASE-BY-CASE

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On all other business transactions, i.e. corporate restructuring, spin-offs, asset sales, liquidations, and restructurings, WFB will analyze such proposals on a case-by-case basis and utilize the majority of the above factors in determining what is in the best interests of shareholders. Specifically, for liquidations, the cost versus premium factor may not be applicable, but WFB may also review the compensation plan for executives managing the liquidation,

CASE-BY-CASE

Appraisal Rights

WFB will vote for proposals to restore, or provide shareholders with rights of appraisal.

Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions (such as mergers) the right to demand a judicial review in order to determine the fair value of their shares.

FOR

Mutual Fund Proxies

WFB will vote mutual fund proxies as recommended by management. Proposals may include, and are not limited to, the following issues:

•	eliminating the need for annual meetings of mutual fund shareholders;

•	entering into or extending investment advisory agreements and management contracts;

•	permitting securities lending and participation in repurchase agreements;

•	changing fees and expenses; and

•	changing investment policies.	FOR

An investment advisory agreement is an agreement between a mutual fund and its financial advisor under which the financial advisor provides investment advice to the fund in return for a fee based on the fund’s net asset size. Most agreements require that the particular fund pay the advisor a fee constituting a small percentage of the fund’s average net daily assets. In exchange for this consideration, the investment advisor manages the fund’s account, furnishes investment advice, and provides office space and facilities to the fund. A new investment advisory agreement may be necessitated by the merger of the advisor or the advisor’s corporate parent.

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Fundamental investment restrictions are limitations within a fund’s articles of incorporation that limit the investment practices of the particular fund. As fundamental, such restrictions may only be amended or eliminated with shareholder approval. Non-fundamental investment restrictions may be altered by action of the board of trustees.

Distribution agreements are agreements authorized by guidelines established under the Investment Company Act of 1940 and, in particular, Rule 12b-1 thereunder, between a fund and its distributor, which provide that the distributor is paid a monthly fee to promote the sale of the fund’s shares.

Reorganizations of funds may include the issuance of shares for an acquisition of a fund, or the merger of one fund into another for purposes of consolidation.

The mutual fund industry is one of the most highly regulated industries, as it is subject to: individual state law under which the company is formed; the federal Securities Act of 1933; the federal Securities Exchange Act of 1934; and the federal Investment Company Act of 1940.

TAM MM SAI 11/08

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a)	(1)	Agreement and Declaration of Trust dated December 16, 2003. (1)

	(2)	Instrument Memorializing Resolutions of the Board of Trustees. (3)

(b)	By-Laws, effective as of January 13, 2004. (2)

(c)

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings, “of the Registrant’s Agreement and Declaration of Trust dated December 16, 2003. See Article II, “Meetings of Shareholders,” of the Registrant’s By-Laws, effective January 13, 2004.

(d)

(1)

Master Investment Advisory Contract dated April 16, 2004, Amended as of December 7, 2006, between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund and Investment Advisory Contract Supplements dated April 16, 2004, Amended as of December 7, 2006, on behalf of each of Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund. (6)

	(2)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Enterprise Fund. (6)

	(3)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Enterprise Small Cap Fund. (6)

	(4)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Microcap Value Fund. (6)

	(5)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Value Fund. (6)

	(6)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Tax-Free Income Fund. (6)

(7)

Investment Advisory Agreement dated April 16, 2004, Amended and Restated as of November 21, 2008, between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free

		Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund, filed herewith.

(e)	(1)

Distribution Agreement dated April 16, 2004, Amended and Restated as of December 7, 2006, between the Trust and Tamarack Distributors Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund, Tamarack Enterprise Fund, Tamarack Enterprise Small Cap Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Quality Fixed Income Fund and Tamarack Tax-Free Income Fund. (6)

	(2)

Distribution Agreement dated November 21, 2008 between the Trust and Tamarack Distributors Inc. on behalf of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund, filed herewith.

(f)	Not applicable.

(g)	(1)	Custodian Agreement dated April 16, 2004 between the Trust and Wells Fargo Bank, N.A. (6)

	(2)	Foreign Custody Manager Agreement dated April 16, 2004 between the Trust and Wells Fargo Bank, N.A. (6)

(h)	Other Material Contracts

(1)

Administrative Services Agreement dated April 16, 2004 between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund. (6)

(2)

Administrative Services Agreement dated April 16, 2004, Amended and Restated As of December 7, 2006, between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Tax-Free Income Fund, Tamarack Enterprise Fund, Tamarack Enterprise Small Cap Fund, Tamarack Value Fund, Tamarack Microcap Value Fund, Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund and Tamarack Quality Fixed Income Fund. (6)

	(3)	Administrative Services Agreement dated August 31, 2006 between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Treasury Plus Money Market Fund. (6)

	(4)	(A)	Administration and Accounting Services Agreement between PFPC Inc. and Tamarack Funds Trust dated October 5, 2007. (10)

(5)	(A)	Transfer Agency and Service Agreement Between Babson Funds; J&B Funds; Investors Mark Series Funds and National Financial Data Services, Inc. dated May 30, 2003. (6)

(B)

Amendment dated April 16, 2004 to the Transfer Agency and Service Agreement between the Trust and National Financial Data Services, Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund, Tamarack Enterprise Fund, Tamarack Enterprise Small Cap Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Quality Fixed Income Fund and Tamarack Tax-Free Income Fund. (6)

(6)

Expense Limitation Agreement effective February 1, 2007 - Large Cap Growth Fund, Small Cap Growth Fund, Mid Cap Growth Fund, Micro Cap Value Fund, Enterprise Fund, Enterprise Small Cap Fund, and Value Fund. (6)

(7)	Expense Limitation Agreement effective February 1, 2007 - Quality Fixed Income Fund and Tax-Free Income Fund. (6)

(8)	Consulting Agreement dated Nov. 1, 2007 between Voyageur Asset Management Inc. and Analytic Systems, Inc. with respect to Tamarack Microcap Value Fund. (7)

(9)	Shareholder Account Services Agreement dated April 7, 2005 between the Trust and RBC Dain Rauscher Inc. (6)

(10)

Form of Shareholder Servicing Agreement effective November 21, 2008 between the Trust and servicing agent with respect to Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund, filed herewith.

(11)

Shareholder Servicing Plan effective November 21, 2008 on behalf of Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund, filed herewith.

(12)

Shareholder Account and Distribution Services Plan effective November 21, 2008 on behalf of Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund, filed herewith.

	(13)	Amended Expense Limitation Agreement dated as of July 28, 2008 - Quality Fixed Income Fund, Tax-Free Income Fund, and Access Capital Community Investment Fund (9).

	(14)	Amended Expense Limitation Agreement dated as of November 21, 2008 - Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund (9).

(i)	Opinion and Consent of Counsel, as filed herewith.

(j)	Other Opinions

	(1)	Consent of independent registered public accounting firm. (7)

	(2)	Not applicable.

	(3)	Not applicable.

(4)

Power of Attorney for T. Geron Bell, Lucy Hancock Bode, Leslie H. Garner, Jr., Ronald James, John A. MacDonald, H. David Rybolt, James R. Seward, William B. Taylor, and Erik R. Preus dated December 7, 2007, filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	(1)

Amended and Restated Master Distribution Plan and Distribution Plan and supplements dated December 7, 2006 for Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund, Tamarack Enterprise Fund, Tamarack Enterprise Small Cap Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Quality Fixed Income Fund and Tamarack Tax-Free Income Fund. (6)

	(2)	Form of Dealer and Selling Group Agreement. (4)

(3)

Shareholder Account and Distribution Services Agreement effective November 21, 2008 between Tamarack Distributors Inc. and RBC Capital Markets Corporation with respect to Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund, filed herewith.

(n)	(i)	Plan Pursuant to Rule 18f-3 dated March 10, 2004. (2)

(ii)

Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated November 21, 2008 on behalf of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund, filed herewith.

(o)	Reserved.

(p)	Codes of Ethics

	(1)	Amended Code of Ethics of the Trust. (8).

	(2)	Amended Code of Ethics of Voyageur Asset Management Inc. (7)

	(3)	Amended Code of Ethics of Tamarack Distributors Inc. (8)

(1)	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 16, 2004.

(2)	Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the Commission on April 13, 2004.

(3)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the Commission on September 30, 2004.

(4)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed with the Commission on January 27, 2006.

(5)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed with the Commission on August 31, 2006.

(6)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed with the Commission on January 26, 2007.

(7)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2008.

(8)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the Commission on July 31, 2008.

(9)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed with the Commission on September 22, 2008.

(10)	To be filed by amendment.

Item 24.	Persons Controlled By or Under Common Control with the Registrant

None.

Item 25.	Indemnification

The Agreement and Declaration of Trust of the Registrant, Article VII, Section 2, provides the following:

          (a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act (12 Del. C.ss.ss. 3801 et seq.), as amended from time to time, (“DSTA”), the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

The By-Laws of the Registrant, Article VI, Section 6.02, provides the following:

Subject to the exceptions and limitations contained in Section 6.04 of this Article VI, the Trust shall indemnify its Trustees and officers to the fullest extent permitted by state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Trust may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article VI shall continue as to a person who has ceased to be a Trustee or officer of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of the Advisor

Voyageur Asset Management Inc., the investment advisor to each series of the Trust, is a registered investment advisor. Information as to the directors and officers of Voyageur Asset Management Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Voyageur Asset Management Inc. in the last two years, is included in its application for registration as an investment advisor on Form ADV (IARD/CRD No. 104717; SEC File No. 801-42) filed with the SEC under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 27.	Principal Underwriters

          (a)          (1)          Tamarack Distributors Inc., is principal underwriter for each of the Tamarack Funds.

          (b)          (1)          The following information is provided with respect to each director, officer or partner of Tamarack Distributors Inc. The principal business address of each is 100 South Fifth Street, Suite 2300, Minneapolis, MN 55402, except as noted below.

Name	Positions and Offices with Tamarack Distributors Inc.	Positions and Offices with the Registrant

Erik R. Preus	President, Chief Executive Officer and Director	Interested Trustee

David P. Lux	Director	Chief Financial Officer and Treasurer

Mary E. Zimmer	Director 60 South Sixth Street Minneapolis, Minnesota 55402	—

Steven J. Decicco	Chief Financial Officer and Treasurer 60 South Sixth Street Minneapolis, Minnesota 55402	—

Rooney Coleman	Assistant Treasurer 60 South Sixth Street Minneapolis, Minnesota 55402	—

Esther S. Hellwig	Secretary One Liberty Plaza, 165 Broadway New York, New York 10006	—

Lisa D. Levey	Assistant Secretary One Liberty Plaza, 165 Broadway New York, New York 10006	—

Martin Cramer	Vice President and Chief Compliance Officer	Vice President

Item 28.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of:

(a) the Registrant; (b) the Investment Advisor; (c) the Principal Underwriters; (d) the Transfer Agent (e) Fund Accounting Agent; and (f) the Custodian. The address of each is as follows:

(a)	Tamarack Funds Trust
100 South Fifth Street, Suite 2300
Minneapolis, MN 55402

(b)	Voyageur Asset Management Inc.
100 South Fifth Street, Suite 2300
Minneapolis, MN 55402

(c)	Tamarack Distributors Inc.
100 South Fifth Street, Suite 2300
Minneapolis, MN 55402

(d)	UMBFS
803 West Michigan Street
Minneapolis, MN 55402

(e)	PNC Global Investment Servicing (US) Inc.
760 Moore Road
Valley Forge, PA 19406

(f)	Wells Fargo Bank, N.A.
Wells Fargo Center
733 Marquette Avenue South
Minneapolis, MN 55479

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment number 26 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 19th day of November, 2008.

TAMARACK FUNDS TRUST

By:	/s/ Erik Preus

Erik Preus President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Erik Preus	Date: November 19, 2008

Erik Preus
President

/s/ David Lux	Date: November 19, 2008

David Lux
Chief Financial Officer
and Treasurer

Trustees

*	*

T. Geron Bell	Lucy Hancock Bode

*	*

Leslie H. Garner, Jr.	Ronald James

*	*

Erik R. Preus	John A. MacDonald

*	*

H. David Rybolt	James R. Seward

*

William B. Taylor

*By:	/s/ David Lux	Date: November 19, 2008

David Lux, attorney-in-fact

Index of Exhibits

Item 23	Exhibit
(d)(7)

Investment Advisory Agreement dated April 16, 2004, Amended and Restated as of November 21, 2008, between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund.

(e)(2)

Distribution Agreement dated November 21, 2008 between the Trust and Tamarack Distributors Inc. with respect to Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund.

(h)(10)

Form of Shareholder Servicing Agreement effective November 21, 2008 between the Trust and Servicing agent with respect to Institutional Class 1 Shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tax-Free Money Market Fund.

(h)(11)

Shareholder Servicing Plan effective November 21, 2008 on behalf of Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund, filed herewith.

(h)(12)

Shareholder Account and Distribution Services Plan effective November 21, 2008 between Tamarack Distributors Inc. and RBC Capital Markets Corporation with respect to Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund, filed herewith.

(i)	Opinion and Consent of Counsel

(j)(4)

Power of Attorney for T. Geron Bell, Lucy Hancock Bode, Leslie H. Garner, Jr., Ronald James, John A. MacDonald, H. David Rybolt, James R. Seward, William B. Taylor and Erik R. Preus dated December 7, 2007.

(m)(3)

Shareholder Account and Distribution Services Agreement effective November 21, 2008 on behalf of Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund, filed herewith.

(n)(ii)

Amended Multi-Class Plan Pursuant to Rule 18f-3 dated November 21, 2008 on behalf of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund, filed herewith.